UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811–6520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299–3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2004 – APRIL 30, 2005

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI - ANNUAL REPORT

The Managers Funds

April 30, 2005

•	Managers Fremont Global Fund

•	Managers International Global Fund

•	Managers Structured Core Fund

•	Managers Small Cap Fund

•	Managers Real Estate Securities Fund

•	Managers California Intermediate Tax-Free Fund

•	Fremont Money Market Fund

Letter to Shareholders	1
About Your Fund’s Expenses	2
The Managers Funds Performance	3
Performance table for the Funds as of April 30, 2005
Fund Snapshots	4
Investment Managers’ Comments and Schedules of Portfolio Investments
Fremont Global Fund	7
International Growth Fund	12
Structured Core Fund	13
Small-Cap Fund	15
Real Estate Securities Fund	17
California Intermediate Tax-Free Fund	18
Fremont Money Market Fund	21
Notes to Schedules of Portfolio Investments	23
Financial Statements
Statements of Assets and Liabilities	24
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts
Statements of Operations	26
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statements of Changes in Net Assets	28
Detail of changes in Fund assets for the past two fiscal periods
Financial Highlights	31
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets for each Fund
Notes to Financial Statements	35
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and description of certain investment risks

Nothing contained herein is to be considered an offer, sale, or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder,

Welcome again to The Managers Funds. The past few months since the acquisition of the Fremont Funds have been very busy. Our new San Francisco office is staffed almost entirely by former Fremont employees who are working hard with their new colleagues on your behalf. In general, the integration of our two firms has proceeded more smoothly than I had anticipated.

As you may know, in April Managers Investment Group launched a new Web site at www.managersinvest.com. The new site provides you with expanded information on The Managers Funds, especially the people, philosophy and process behind each of the Funds. We invite you to visit the site and bookmark it for future reference.

I am pleased to report that on March 22, 2005, The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards recognize fund families that deliver consistently strong relative performance for their fund shareholders. The Lipper Fund Award 2005 that we received was given for our performance last year, before the Fremont Funds joined our fund family.

The Managers Funds was honored for the performance of six of our fixed income funds, including U.S. and foreign corporate, high yield, short- and long-duration, and government bond funds. In the fixed income asset class, The Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award were: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond), and Managers Short Duration Government (Ultrashort Bond).

Also, in May our Managers Bond Fund, subadvised by Dan Fuss of Loomis Sayles, was given the Standard & Poor’s/ BusinessWeek Excellence in Fund Management Award, developed for fund managers who have “proven histories of strong fund management anchored by track records of consistently sound returns” (see www.standardandpoors.com).

Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit www.managersinvest.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
The Managers Funds

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% annual return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% annual return less expenses. It assumes that the Fund had a return of 5% per year and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During the Period*
Managers Fremont Global Fund
Based on Actual Fund Return	1.11%	$1,000	$1,035	$5.60
Based on Hypothetical 5% Annual Return	1.11%	$1,000	$1,019	$5.56
Managers International Growth Fund
Based on Actual Fund Return	1.50%	$1,000	$1,079	$7.73
Based on Hypothetical 5% Annual Return	1.50%	$1,000	$1,017	$7.50
Managers Structured Core Fund
Based on Actual Fund Return	0.90%	$1,000	$1,041	$4.55
Based on Hypothetical 5% Annual Return	0.90%	$1,000	$1,020	$4.51
Managers Small Cap Fund
Based on Actual Fund Return	1.55%	$1,000	$1,032	$7.81
Based on Hypothetical 5% Annual Return	1.55%	$1,000	$1,017	$7.75
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.50%	$1,000	$1,079	$7.73
Based on Hypothetical 5% Annual Return	1.50%	$1,000	$1,017	$7.50
Managers California Intermediate Tax Free Fund
Based on Actual Fund Return	0.55%	$1,000	$1,012	$2.74
Based on Hypothetical 5% Annual Return	0.55%	$1,000	$1,022	$2.76
Fremont Money Market Fund
Based on Actual Fund Return	0.52%	$1,000	$1,009	$2.59
Based on Hypothetical 5% Annual Return	0.52%	$1,000	$1,022	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about each Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

The Managers Fremont Funds Performance (unaudited)

All periods ended April 30, 2005

	Six Months	Average Annual Total Returns (1)					Inception Date
		1 Year	3 Years	5 Years	10 Years	Since Inception
The Managers Funds
Managers Fremont Global	3.52%	7.12%	5.89%	(0.72)%	6.42%	7.35%	Nov.’88
Managers International Growth (2)	7.87%	11.67%	5.55%	(7.37)%	2.43%	1.89%	Mar.’94
Managers Structured Core (2)	4.10%	8.78%	3.14%	(3.43)%	8.48%	8.55%	Aug.’92
Managers Small Cap (2)	3.24%	1.78%	0.89%	(8.78)%	—	4.86%	Sept.’97
Managers Real Estate Securities (2)	7.91%	34.78%	18.72%	16.92%	—	9.13%	Dec.’97
Managers California Intermediate Tax-Free (2)	1.20%	7.15%	4.86%	5.56%	5.34%	5.80%	Nov.’90
Fremont Money Market	0.90%	1.40%	1.15%	2.65%	4.04%	4.66%	Nov.’88

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

(2)	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Fund Snapshots (unaudited)

As of April 30, 2005

Managers Fremont Global Fund

Top Ten Holdings (out of 356 securities)	% Fund
France, Government of, 3.000%, 07/25/12*	2.4%
U.K. Gilts, 2.500%, 07/26/16*	2.4
Citigroup, Inc.*	1.7
France, Government of, 3.000%, 07/25/09*	1.6
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	1.5
UnitedHealth Group, Inc.	1.3
U.S. Treasury Inflation Indexed Bonds, 3.875%, 04/15/29*	1.2
ConocoPhillips Co.	1.2
France Telecom SA, 7.000%, 12/23/09	1.1
Pemex Project Funding Master Trust, 6.625%, 04/04/10	1.1

15.5%

Geographic Diversification	% Fund
United States	64.0%
Europe	26.7
Pacific Rim (excluding Japan)	2.4
Canada	2.4
Caribbean Islands	1.6
Japan	1.0
Africa	0.5
Middle East	0.2
Other	1.2

Managers International Growth Fund

Top Ten Holdings (out of 57 securities)	% Fund
Reed Elsevier PLC*	3.4%
Diageo PLC*	3.2
HSBC Holdings PLC*	3.1
Air Liquide Sante International*	3.1
Nestle SA, Registered*	3.0
Royal Dutch Petroleum Co.*	2.9
Roche Holding AG	2.9
Vodafone Group PLC - Sponsored ADR*	2.8
Banco Santander Central Hispano, S.A.	2.8
Coca-Cola Amatil Ltd.*	2.7

Top Ten as a Group	29.9%

Geographic Diversification	% Fund
Europe	73.0%
Japan	10.1
Pacific Rim (excluding Japan)	9.8
Canada	4.2
United States	2.9

Managers Structured Core Fund

Top Ten Holdings (out of 112 securities)	% Fund
Citigroup, Inc.*	5.3%
JPMorgan Chase & Co.*	4.2
UnitedHealth Group, Inc.*	3.7
ConocoPhillips Co.*	3.6
International Business Machines Corp.	3.6
Northrop Grumman Corp.*	3.4
Pfizer, Inc.*	3.0
Merrill Lynch & Co., Inc.*	2.6
SPX Corp.*	2.5
Kimberly-Clark Corp.	2.4

Top Ten as a Group	34.3%

Industry Weightings	% Fund
Financials	26.4%
Information Technology	15.0
Health Care	12.8
Consumer Disretionary	10.4
Industrials	10.0
Energy	7.8
Consumer Staples	6.3
Utilities	4.7
Telecommunication Services	2.6
Materials	2.2
Other	1.8

Managers Small Cap Fund

Top Ten Holdings (out of 115 securities)	% Fund
Alliance Data Systems Corp.*	3.5%
Education Management Corp.*	2.8
SCP Pool Corp.*	2.8
DaVita, Inc.*	2.7
Investors Financial Services Corp.*	2.3
Corporate Executive Board Co.*	2.3
Global Payments, Inc.*	2.0
Stericycle, Inc.	1.8
Markel Corp.*	1.7
Getty Images, Inc.*	1.6

Top Ten as a Group	23.5%

Industry Weightings	% Fund
Information Technology	24.2%
Industrials	21.6
Health Care	14.6
Consumer Discretionary	14.2
Financials	11.4
Energy	5.6
Consumer Staples	3.0
Telecommunication Services	2.3
Other	3.1

Fund Snapshots (continued)

As of April 30, 2005

Managers Real Estate Securities Fund

Top Ten Holdings (out of 42 securities)	% Fund
Simon Property Group, Inc.*	5.7%
ProLogis*	4.2
Vornado Realty Trust*	4.0
Equity Office Properties Trust	3.8
General Growth Properties, Inc.	3.6
AvalonBay Communities, Inc.*	3.6
Equity Residential*	3.4
Host Marriott Corp.	3.1
Starwood Hotels & Resorts Worldwide, Inc.*	3.1
Prentiss Properties Trust	3.0

Top Ten as a Group	37.5%

Industry Weightings	% Fund
REITs (Office)	17.7%
REITs (Apartment)	17.1
REITs (Mall)	14.7
REITs (Shopping Center)	10.3
REITs (Industrial)	10.3
REITs (Office/Industrial)	5.8
REOCs (Hotel)	4.9
REITs (Diversified)	4.0
REITs (Hotel)	3.5
REITs (Health Care)	2.9
REITs (Self Storage)	2.9
REITs (Specialty)	1.6
REITs (Residential)	0.8
Other	3.5

Managers California Intermediate Tax-Free Fund

Top Ten Holdings (out of 67 securities)	% Fund
Los Angeles County CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)*	4.5%
Los Angeles California, Series A, 5.000%, 09/01/18 (MBIA Insured)*	4.5
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)*	3.8
Los Angeles California, Series A, 5.000%, 09/01/17 (MBIA Insured)*	3.5
Contra Costa California Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)*	3.4
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)*	3.4
Contra Costa California Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)*	2.8
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)*	2.5
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	2.4
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/2017 (AMBAC Insured)	2.4

Top Ten as a Group	33.2%

Portfolio Credit Quality	% Fund
Aaa	90.9%
Aa	8.2
A	0.9

Fremont Money Market Fund

Top Ten Holdings (out of 61 securities)	% Fund
FNMA Discount Notes, 0.000%, 06/21/05	1.9%
MetLife Funding Inc., 2.670%, 05/02/05	1.9
FHLMC, 0.000%, 05/03/05	1.9
FNMA Discount Notes, 0.000%, 05/04/05	1.9
PACCAR Financial Corp., 2.900%, 05/04/05	1.9
Pfizer, Inc., 2.500%, 05/05/05	1.9
Deutsche Bank Financial, 2.850%, 05/05/05	1.9
USAA Capital Corp., 2.780%, 05/06/05	1.9
KfW International Finance, 2.140%, 05/11/05	1.9
CIT Group Inc., 2.700%, 05/09/05	1.9

Top Ten as a Group	19.0%

Portfolio Credit Quality	% Fund
P-1	85.7%
AGY	14.3

Fund Snapshots (continued)

As of April 30, 2005

Summary of Investments by Country

Country	Managers Fremont Global Fund*		Managers International Growth Fund*
Australia	1.4%		5.3%
Bermuda	1.2		0.0
Brazil	0.0		0.0
Canada	2.4		4.2
Cayman Islands	0.4		0.0
China	0.0		0.0
Denmark	0.2		1.9
Finland	0.8		0.0
France	9.6		18.6
Germany	0.8		7.3
Greece	0.0		0.0
Hong Kong	0.5		4.5
India	0.0	#	0.0
Ireland	0.0	#	0.0
Israel	0.2		0.0
Italy	0.2		2.0
Japan	1.0		10.1
Malaysia	0.5		0.0
Mexico	0.0		0.0
Netherlands	2.8		5.3
New Zealand	0.0		0.0
Norway	1.1		0.0
South Korea	0.0		0.0
Spain	1.1		2.8
Supranational Bank	1.2		0.0
Sweden	0.2		1.4
Switzerland	1.4		8.0
Taiwan	0.0		0.0
Tunisia	0.5		0.0
United Kingdom	8.5		25.7
United States	64.0		2.9

	100.0%		100.0%

*	As a percent of total market value of common stocks at April 30, 2005.

#	Rounds to less than 0.1%.

Managers Fremont Global Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	Fremont Global

Security Description	Shares		Value
Common Stocks - 64.6%
Consumer Discretionary - 10.0%
Alloy Inc.*	40,100		$185,663
Ameristar Casinos, Inc.	1,400	[4]	69,020
Celebrate Express, Inc.*	5,900		83,957
Claire’s Stores, Inc.	2,800		61,096
Coach, Inc.*	35,600		954,080
Comcast Corp., Special Class A *	52,000	[4]	1,649,960
eBay, Inc.*	26,000		824,980
Ford Motor Co.	36,000	[4]	327,960
Gannett Co., Inc.	12,700		977,900
Gap, Inc., The	7,400		157,990
Goody’s Family Clothing, Inc.	7,300		60,225
Gymboree Corp.*	22,900		261,747
Harris Interactive Inc.*	14,600		60,736
Home Depot, Inc.	13,205		467,061
IMPCO Technologies, Inc.*	9,900		31,284
J.C. Penney Co., Inc., Holding Co.	1,160		54,996
Liberty Media Corp.*	86,100		864,444
Limited Brands, Inc.	26,600		576,954
Lowe’s Co., Inc.	16,200	[4]	844,182
Luxottica Group S.p.A. – Sponsored ADR (Italy)	20,834		415,013
LVMH Moet Hennessy Louis Vuitton (France)	4,940		350,295
McDonald’s Corp.	19,200		562,752
News Corp., Inc.	59,160		903,965
Office Depot, Inc.*	52,300		1,024,034
Pantry, Inc., The*	4,800	[4]	153,696
Pulte Homes, Inc.	17,920	[4]	1,280,383
Reed Elsevier PLC (United Kingdom)	72,340		709,844
Rocky Shoes & Boots, Inc.*	2,900		77,688
Sony Corp. (Japan)	10,260		376,645
Stage Stores, Inc.*	2,200	[4]	83,204
Starbucks Corp.*	21,800		1,079,536
Talbots, Inc.	3,600	[4]	91,980
Target Corp.	19,600		909,636
Television Broadcasts Ltd. (Hong Kong)	56,485		284,255
Texas Roadhouse, Inc., Class A*	1,600		41,632
TI Automotive Ltd. (United Kingdom)*,[3]	31,000		0
Time Warner Co., Inc.*	84,100		1,413,720
Toll Brothers, Inc. *	7,200		545,760
Walt Disney Co., The	4,420		116,688
WPP Group PLC (United Kingdom)	17,650		192,104
Yum! Brands, Inc.	11,010		517,030
Total Consumer Discretionary			19,644,095
Consumer Staples - 4.5%
Altria Group, Inc.	14,413		$936,701
Cadbury Schweppes PLC (United Kingdom)	48,870		492,072
Coca-Cola Amatil Ltd. (Australia)	87,765		568,653
Costco Wholesale Corp.	20,800	[4]	844,064
CVS Corp.	21,220		1,094,528
Diageo PLC (United Kingdom)	43,225		641,385
Elizabeth Arden Inc.*	2,000		43,800
Groupe Danone (France)	4,480		420,856
Heineken N.V. (Netherlands)	15,580	[4]	496,371
Kao Corp. (Japan)	13,683		316,359
Kimberly-Clark Corp.	15,471		966,164
Loews Corp. - Carolina Group	1,400		44,100
L’Oreal SA (France)	7,080		510,330
Nestle S.A. (Switzerland)	2,265	[4]	598,455
Reckitt Benckiser PLC (United Kingdom)	8,970		291,719
Safeway, Inc.*	12,400		263,996
Sanderson Farms, Inc.	800	[4]	28,992
Sara Lee Corp.	7,600		162,564
SUPERVALU, Inc.	2,800		88,368
Total Consumer Staples			8,809,477
Energy - 4.6%
Amerada Hess Corp.	1,400		131,110
Anadarko Petroleum Corp.	1,800		131,472
Apache Corp.	10,600	[4]	596,674
BP, PLC - Sponsored ADR	6,220		378,798
ChevronTexaco Corp.	25,500		1,326,000
ConocoPhillips Co.	22,600		2,369,609
Devon Energy Corp.	26,700		1,206,039
Edge Petroleum Corp.*	2,200		30,833
Global Industries, Ltd.*	8,800		84,832
Marathon Oil Corp.	1,200		55,884
Nexen Inc. (Canada)	7,610	[4]	365,355
Occidental Petroleum Corp.	1,600		110,400
Oil States International, Inc.*	3,000	[4]	60,930
Remington Oil & Gas Corp.*	1,600	[4]	46,672
Royal Dutch Petroleum Co. (Netherlands)	10,510	[4]	612,208
Smith International, Inc.*	13,000		756,340
Tetra Technologies Inc.*	3,800		102,714
Total SA, Sponsored ADR (France)	4,760[4]		527,932
Valero Energy Corp.	1,400	[4]	95,942
Veritas DGC, Inc.*	2,400	[4]	61,440
W-H Energy Services, Inc.*	2,200	[4]	48,444
Total Energy			9,099,628
Financials - 14.4%
Allianz AG (Germany)	1,320		159,658
Allstate Corp., The	22,200		1,246,752

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Fremont Global

Security Description	Shares		Value
Financials (continued)
American Express Co.	17,900		$943,330
American International Group, Inc.	22,650		1,151,753
Anglo Irish Bank Corp. PLC (United Kingdom)	8,330		96,165
Annaly Mortgage Management, Inc.	33,700	[4]	644,344
Astoria Financial Corp.	8,000		212,080
Axa Group (France)	16,300		408,429
Banco Santander Central Hispano, S.A. (Spain)	47,220		551,767
Bank of America Corp.	24,100		1,085,464
Bank of Nova Scotia (Canada)	3,840	[4]	122,365
Bear Stearns Co., Inc., The	10,000		946,600
Capital One Financial Corp.	13,400		949,926
Cash Systems, Inc.*	8,500		65,790
Chicago Mercantile Exchange Holdings, Inc.	4,000	[4]	782,080
Chubb Corp.	11,440		935,563
Citigroup, Inc.	71,700		3,367,031
Deutsche Bank AG (Germany)	1,900		155,368
Fannie Mae Co.	17,519		945,150
Fremont General Corp.	10,600	[4]	229,914
HSBC Holdings, PLC (Hong Kong)	38,200		612,643
ING Groep NV (Netherlands)	17,210		475,730
JPMorgan Chase & Co.	46,200		1,639,638
Legg Mason, Inc.	7,400	[4]	524,364
Manulife Financial Corp. (Canada)	7,020	[4]	322,597
MBNA Corp.	16,000		316,000
Merrill Lynch & Co., Inc.	33,227		1,791,932
Moody’s Corp.	11,300		928,182
Morgan Stanley Co.	23,900		1,257,618
National Australia Bank Ltd. (Australia)	22,990		525,522
National City Corp.	8,300		281,868
Nationwide Financial Services, Inc.	2,000		70,860
PMI Group, Inc.	15,000		527,400
Royal Bank of Scotland Group PLC (United Kingdom)	18,110		547,460
Safeco Corp.	600		31,602
Sovereign Bancorp, Inc.	3,400	[4]	69,938
St. Paul Travelers Companies, Inc., The	14,900		533,420
Thornburg Mortgage, Inc.	4,600	[4]	137,816
W Holding Co., Inc.	2,600	[4]	21,034
W.R. Berkley Corp.	5,100		165,750
Wachovia Corp.	19,700		1,008,246
Washington Mutual, Inc.	46,300	[4]	1,913,115
Total Financials			28,702,264
Health Care - 10.8%
Abbott Laboratories Co.	22,500		1,106,100
Advanced Medical Optics, Inc.*	1,400	[4]	$51,772
Aetna, Inc.	3,400		249,458
Alcon, Inc. (Switzerland)	10,800		1,047,600
Amgen, Inc.*	18,100		1,053,601
AngioDynamics, Inc.*	6,100		105,164
Applera Corp. - Applied Biosystems Group	16,000		339,200
Arthrocare Corp.*	5,800		170,404
Bristol-Myers Squibb Co.	14,000		364,000
C.R. Bard, Inc.	600		42,702
Celesio AG (Germany)	5,211		416,087
Cepheid, Inc.*	9,200		82,432
Conceptus Inc.*	6,800	[4]	41,548
Cotherix, Inc.*	1,800		8,838
Coventry Health Care, Inc.*	7,000		479,010
DexCom, Inc.*	3,100		31,000
Eclipsys Corp.*	7,700	[4]	104,027
Emageon, Inc.*	1,400		22,078
Eon Labs, Inc.*	2,600	[4]	77,688
Essilor International SA (France)	7,472		535,160
Fresenius Medical Care AG (Germany)	6,220	[4]	497,431
GlaxoSmithKline PLC (United Kingdom)	16,090		406,933
Harvard Bioscience, Inc.*	17,700		66,552
HCA, Inc.	16,100		899,024
Hoya Corp. (Japan)	1,800		187,817
ICON PLC (Ireland)*	1,600		53,177
Intuitive Surgical, Inc.*	1,600		68,704
Medco Health Solutions, Inc.*	9,500		484,215
Medtronic, Inc.	18,800		990,760
Merck & Co., Inc.	3,200		108,480
Millennium Pharmaceuticals, Inc.*	22,200	[4]	194,472
NeoPharm, Inc.*	30,762	[4]	256,863
Novartis AG (Switzerland)	8,320		406,592
Novo-Nordisk A/S (Denmark)	7,530		381,912
OraSure Technologies, Inc.*	36,300		288,948
PacifiCare Health Systems, Inc.*	4,400		262,944
PDI, Inc.*	3,200		58,848
Pfizer, Inc.	65,700		1,785,069
Regeneration Technologies, Inc.*	28,700		263,753
Roche Holding AG (Switzerland)	4,760	[4]	578,218
Sanofi-Synthelabo SA (France)	4,280		380,229
Smith & Nephew PLC (United Kingdom)	37,530		387,286
Stryker Corp.	22,000		1,068,100
Synthes, Inc. (United Kingdom)	3,690		419,738
Takeda Chemical Industries Ltd. (Japan)	7,773		378,038
UnitedHealth Group, Inc.	26,300		2,485,613

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Fremont Global

Security Description	Shares		Value
Health Care (continued)
Vital Images, Inc.*	5,700	[4]	$81,909
WellPoint, Inc.*	8,400		1,073,100
Wyeth Co.	8,880		399,067
Total Health Care			21,241,661
Industrials - 7.5%
Aaon, Inc.*	12,300		224,721
Allied Defense Group, Inc., The*	2,100		52,500
Briggs & Stratton Corp.	6,600	[4]	213,642
Burlington Northern Santa Fe Corp.	9,200		443,900
Career Education Corp.*	21,670		681,305
Cendant Corp.	75,260		1,498,427
Clean Harbors, Inc.*	14,100		234,060
CoStar Group, Inc.*	6,100		241,255
Cummins, Inc.	4,400	[4]	299,200
Emerson Electric Co.	17,200		1,077,924
FedEx Corp.	10,700		908,965
General Electric Co.	50,700		1,835,340
Honeywell International, Inc.	19,100		683,016
Insituform Technologies, Inc.*	5,700		84,987
KVH Industries, Inc.*	16,700	[4]	167,000
L-3 Communications Holdings Inc.	12,000		851,640
Landstar System, Inc.*	13,400	[4]	410,710
Masco Corp.	2,000		62,980
Northrop Grumman Corp.	24,600		1,349,064
Nuco2, Inc.*	1,100		27,005
Pitney Bowes, Inc.	23,800		1,064,336
Republic Airways Holdings Inc.*	3,400		41,548
Ryder System, Inc.	1,066		39,367
SPX Corp.	25,400	[4]	982,726
TRC Companies, Inc.*	6,600		91,212
TVI Corp.*	46,200		231,000
United Technologies Corp.	9,300		945,996
Total Industrials			14,743,826
Information Technology - 8.2%
Actel Corp. *	8,700		122,061
Airspan Networks Inc.*	8,400		38,472
Aladdin Knowledge Systems, Ltd. (Israel)*	5,000		102,450
Anaren Microwave, Inc.*	28,700		279,251
Apple Computer Inc. *	19,800		713,988
Applied Materials, Inc.*	2,000		29,740
Arrow Electronics Inc.*	16,800		408,912
ASM International NV (Netherlands)*	3,300	[4]	44,418
ATMI, Inc.*	20,900	[4]	478,924
AudioCodes, Ltd. (Israel)*	18,500		179,635
Audiovox Corp., Class A*	4,600		62,836
Autodesk, Inc.	37,200		1,184,076
Blue Coat Systems, Inc.*	4,100	[4]	59,040
Centra Software, Inc.*	14,300		$32,461
Ceragon Networks, Ltd. (Israel)*	44,500		193,575
Computer Sciences Corp.*	1,544		67,133
Dell, Inc.*	26,900		936,927
Equinix, Inc.*	4,400		153,912
Ericsson (LM), Class B (Sweden)	99,400		294,877
Exfo Electro-Optical Engineering Inc. (Canada)*	33,500		136,345
Formfactor, Inc.*	1,400	[4]	31,976
Freescale Semiconductor Inc.*	4,222		79,627
Fuji Photo Film Co., Ltd. (Japan)	9,600		316,487
Greenfield Online, Inc.*	7,300		131,546
Hewlett-Packard Co.	23,987		491,014
Hi/Fn, Inc.*	11,000		66,770
Identix, Inc.*	47,212		249,751
IKON Office Solutions, Inc.	12,600		108,990
Infocrossing, Inc.*	5,400	[4]	88,830
infoUSA, Inc.*	7,600		83,448
Ingram Micro, Inc., Class A*	15,700		261,562
Integral Systems, Inc.	12,500		261,000
Intel Corp.	21,940		516,029
International Business Machines Corp.	18,552		1,417,001
Intevac, Inc.*	18,600		159,216
Kanbay International, Inc.*	4,200		75,516
Kyocera Corp. (Japan)	6,100		444,443
Lionbridge Technologies, Inc.*	14,100		59,925
Marvell Technology Group Ltd. (Bermuda)*	27,600		924,048
Microsoft Corp.	13,500		341,550
Mobility Electronics, Inc.*	15,200		117,952
Motorola, Inc.	34,600		530,764
MRO Software, Inc.*	8,000		102,320
Nanometrics, Inc.*	3,600	[4]	37,080
NCR Corp.*	4,004		132,132
Netscout Systems, Inc.*	25,100		92,494
OPNET Technologies, Inc.*	12,300		95,817
Optibase Ltd.*	9,700		47,918
Pervasive Software Inc.*	12,700		58,674
Power Integrations, Inc.*	3,000	[4]	65,250
PowerDsine Ltd.*	13,100		104,145
Qualcomm, Inc.	5,600		195,384
Rae Systems Inc.*	55,400		155,120
RightNow Technologies, Inc.*	4,600		41,032
Rimage Corp.*	3,100		62,155
RIT Technologies Ltd.*	27,100		69,918
Sabre Holdings Corp.	7,200	[4]	140,832
SAP Aktiengesellschaft Systems, Sponsored ADR (Germany)	5,870	[4]	231,454
Sirenza Microdevices, Inc.*	33,600		88,032

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Fremont Global

Security Description	Shares		Value
Information Technology (continued)
Storage Technology Corp.*	6,000		$166,800
Stratasys, Inc.*	3,400		91,970
SupportSoft, Inc.*	8,800		41,800
Symantec Corp.*	3,400		63,852
Terayon Communication Systems, Inc.*	97,400		283,434
Terremark Worldwide, Inc.*	215,800	[4]	129,480
Trident Microsystems, Inc.*	15,300	[4]	260,559
Woodhead Industries, Inc.	7,200		83,592
Xerox Corp.*	48,000		636,000
Yahoo!, Inc.*	10,600		365,806
Total Information Technology			16,119,528
Materials - 1.4%
Air Liquide Sante International (France)	3,359		602,802
Calgon Carbon Corp.	16,800		144,984
E.I. du Pont de Nemours & Co., Inc.	22,300		1,050,553
Northern Technologies International Corp.	9,150		49,410
RPM International, Inc.	3,400		58,650
Southern Peru Copper Corp.	10,000	[4]	511,400
Wheeling-Pittsburgh Corp.*	2,000	[4]	47,980
Worthington Industries, Inc.	23,000	[4]	$373,980
Total Materials			2,839,759
Telecommunication Services - 1.4%
Alamosa Holdings, Inc.*	8,400		109,116
AT&T Corp.	4,200		80,346
CenturyTel, Inc.	27,800		853,182
Nextel Communications, Inc.*	38,600		1,080,414
Vodafone Group PLC - Sponsored ADR (United Kingdom)	22,590		590,503
Total Telecommunication Services			2,713,561
Utilities - 1.8%
American Electric Power Co., Inc.	7,000		246,540
Constellation Energy Group	10,600		557,136
Exelon Corp.	23,700	[4]	1,173,150
FirstEnergy Corp.	13,870		603,622
Oneok, Inc.	8,200	[4]	236,652
Sempra Energy	7,800		314,964
UGI Corp.	1,600	[4]	80,368
Xcel Energy, Inc.	24,600	[4]	422,628
Total Utilities			3,635,060
Total Common Stocks (cost $114,668,280)			127,548,859

Security Description		Principal Amount		Value
Corporate Bonds - 9.7%
Bank Nederlandse Gemeenten NV, 5.625%, 02/08/11	GBP	500,000		$995,765
Banque De Tunisie, 3.300%, 08/02/10	JPY	100,000,000		1,056,634
BAT International Finance PLC, 5.125%, 07/09/13	EUR	1,000,000		1,384,473
Deutsche Bahn Finance BV, 5.000%, 06/10/08	EUR	2,000,000		1,408,387
Deutsche Telekom International Finance BV, 1.500%, 06/15/05	JPY	100,000,000		956,051
Fidelity International Ltd., 6.250%, 03/21/12	EUR	1,000,000		1,490,108
Ford Credit of Canada Ltd., 7.250%, 12/07/07	GBP	500,000		917,597
France Telecom SA, 7.000%, 12/23/09	EUR	1,500,000		2,254,607
General Electric Capital Australia Funding Property Ltd., 7.000%, 09/15/09	AUD	2,000,000		1,625,852
General Electric Capital Corp., 3.250%, 04/15/13[1]	USD	1,000,000		988,338
General Motors Acceptance Corp., 7.500%, 12/01/06	NZD	1,000,000		702,289
Glencore Funding LLC, 6.000%, 04/15/04 (a)	USD	500,000		474,393
Kazkommerts International BV, 7.875%, 04/07/14 (a)	USD	1,000,000	[4]	996,250
Pacific Life Funding LLC, 6.500%, 04/15/08	AUD	1,000,000		792,449
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	1,500,000		2,144,261
Petroliam Nasional Berhad, 3.600%, 06/12/06	JPY	100,000,000		986,445
Total Corporate Bonds (cost $16,799,527)				19,173,899
Foreign Government Obligations - 17.9%
Bonos Y Obligaciones Del Estado (Spain), 5.500%, 07/30/17	EUR	1,000,000		1,535,708
Canada Government Real Return Bonds, 4.000%, 12/01/31	CAN	1,156,530		1,321,999
Canada Government Real Return Bonds, 4.250%, 12/01/21	CAN	1,272,150		1,372,618
Canada Government Real Return Bonds, 4.250%, 12/01/26	CAN	1,203,360		1,366,122

The accompanying notes are an integral part of these financial statements.

Managers Fremont Global Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Fremont Global

Security Description		Principal Amount	Value
Foreign Government Obligations (continued)
Development Bank of Japan, 1.700%, 09/20/22	JPY	100,000,000	$948,184
Eurofima, 6.000%, 01/28/14	AUD	2,000,000	1,583,934
Finnish Government, 5.750%, 02/23/11	EUR	1,000,000	1,484,146
France, Government of, 3.000%, 07/25/09	EUR	2,199,240	3,122,445
France, Government of, 3.000%, 07/25/12	EUR	3,167,935	4,651,565
France, Government of, 3.150%, 07/25/32	EUR	602,533	1,024,920
France, Government of, 3.400%, 07/25/29	EUR	1,127,809	1,939,610
France, Government of, 8.500%, 10/25/19	EUR	1,000,470	1,990,821
International Finance Corp., 6.750%, 07/15/09	NZD	1,000,000	746,535
Norwegian Government, 5.000%, 05/15/15	NOK	7,500,000	1,312,132
Norwegian Government, 6.000%, 05/16/11	NOK	5,000,000	904,250
U.K. Gilt, 2.500%, 07/17/24	GBP	260,000	1,090,342
U.K. Gilt, 2.500%, 05/20/09	GBP	200,000	938,767
U.K. Gilt, 2.500%, 07/26/16	GBP	980,000	4,637,903
U.K. Gilt, 4.000%, 03/07/09	GBP	1,000,000	1,874,525
U.K. Gilt, 4.125%, 07/22/30	GBP	350,000	1,423,587
Total Foreign Government Obligations (cost $26,844,011)			35,270,113
U.S. Government Obligations - 4.5%
U.S. Treasury Bonds, 0.875%, 07/15/13	USD	1,043,900	1,076,359
U.S. Treasury Bonds, 2.000%, 01/15/14	USD	1,348,919	1,400,927
U.S. Treasury Inflation Indexed Bonds, 0.875%, 04/15/10	USD	3,036,120	2,995,797
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	USD	1,004,090	1,007,189
U.S. Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	USD	1,726,080	2,413,073
Total U.S. Government Obligations (cost $8,474,507)			8,893,345

		Shares
Other Investment Companies - 12.6%[5]
Bank of New York Institutional Cash Reserves Fund, 2.97%[6]		20,970,793	20,970,793
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%		3,869,250
Total Other Investment Companies (cost $24,840,043)			24,840,043
Total Investments - 109.3% (cost $191,626,368)			215,726,259
Other Assets, less Liabilities - (9.3)%			(18,373,766)
Net Assets - 100.0%			$197,352,493

The accompanying notes are an integral part of these financial statements.

Managers International Growth Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	International Growth

Security Description	Shares		Value
Common Stocks - 98.8%
Consumer Discretionary - 11.2%
Luxottica Group S.p.A. (Italy)	2,000		$40,056
Luxottica Group S.p.A. - Sponsored ADR (Italy)	55,550		1,106,556
LVMH Moet Hennessy Louis Vuitton SA (France)	14,360		1,018,265
Reed Elsevier PLC (United Kingdom)	204,640		2,008,051
Sony ADR (Japan)	29,340	[4]	1,077,071
Television Broadcasts Ltd. (Hong Kong)	162,280		816,656
TI Automotive Ltd. (United Kingdom)*,3	53,800		0
WPP Group PLC (United Kingdom)	45,600		496,314
Total Consumer Discretionary			6,562,969
Consumer Staples - 21.7%
Cadbury Schweppes PLC (United Kingdom)	142,480		1,434,632
Coca-Cola Amatil Ltd. (Australia)	246,250		1,595,520
Diageo PLC (United Kingdom)	126,892		1,882,860
Groupe Danone (France)	12,660	[4]	1,189,293
Heineken N.V. (Netherlands)	45,000		1,433,678
Kao Corp. (Japan)	41,300		954,880
L’Oreal SA (France)	20,650		1,488,464
Nestle SA, Registered (Switzerland)	6,710		1,772,906
Reckitt Benckiser PLC (United Kingdom)	27,400		891,093
Total Consumer Staples			12,643,326
Energy - 9.0%
BP, PLC - Sponsored ADR (United Kingdom)	16,960		1,032,864
Nexen Inc. (Canada)	21,420	[4]	1,028,372
Royal Dutch Petroleum Co. (Netherlands)	29,150	[4]	1,697,988
Total SA (France)	13,600	[4]	1,508,376
Total Energy			5,267,600
Financials - 19.9%
Allianz AG (Germany)	3,550		429,382
Anglo Irish Bank Corp. PLC (United Kingdom)	23,980		276,834
Axa Group (France)	44,100	[4]	1,105,012
Banco Santander Central Hispano, S.A. (Spain)	138,480		1,618,142
Bank of Nova Scotia (Canada)	12,810	[4]	408,201
Deutsche Bank AG (Germany)	5,650		462,016
HSBC Holdings PLC (Hong Kong)	112,800	[4]	1,809,061
ING Groep NV (Netherlands)	50,750	[4]	1,402,865
Manulife Financial Corp. (Canada)	21,490	[4]	987,552
National Australia Bank Ltd. (Australia)	65,800		$1,504,103
Royal Bank of Scotland Group PLC (United Kingdom)	52,560		1,588,874
Total Financials			11,592,042
Health Care - 24.9%
Celesio AG (Germany)	14,827	[4]	1,183,903
Essilor International SA (France)	22,033		1,578,048
Fresenius Medical Care AG (Germany)	18,620	[4]	1,489,095
GlaxoSmithKline PLC (United Kingdom)	46,610		1,178,816
Hoya Corp. (Japan)	5,200		542,584
Novartis AG (Switzerland)	24,310		1,188,010
Novo-Nordisk A/S (Denmark)	22,090		1,120,377
Roche Holding AG (Switzerland)	13,850		1,682,421
Sanofi - Synthelabo SA (France)	12,320		1,094,490
Smith & Nephew PLC (United Kingdom)	111,270		1,148,237
Synthes, Inc. (Switzerland)	10,720	[4]	1,219,400
Takeda Chemical Industries Ltd. (Japan)	22,443		1,091,511
Total Health Care			14,516,892
Information Technology - 6.2%
Ericsson (LM), Class B (Sweden)	276,400		819,960
Fuji Photo Film Co., Ltd. (Japan)	27,400		903,306
Kyocera Corp. (Japan)	17,400		1,267,754
SAP Aktiengesellschaft Systems, Sponsored ADR (Germany)	16,420	[4]	647,441
Total Information Technology			3,638,461
Materials - 3.1%
Air Liquide Sante International (France)	9,977	[4]	1,790,460
Telecommunication Services - 2.8%
Vodafone Group PLC - Sponsored ADR (United Kingdom)	63,470		1,659,106
Total Common Stocks (cost $48,459,265)			57,670,856
Other Investment Companies - 25.4%[5]
Bank of New York Institutional Cash Reserves Fund, 2.97%[6]	14,364,653		14,364,653
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%	439,829		439,829
Total Other Investment Companies (cost $14,804,482)			14,804,482
Total Investments - 124.2% (cost $63,263,747)			72,475,338
Other Assets, less Liabilities - (24.2)%			(14,112,833)
Net Assets - 100.0%			$58,362,505

The accompanying notes are an integral part of these financial statements.

Managers Structured Core Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	Structured Core

Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 10.4%
Ameristar Casinos, Inc.	2,200	[4]	$108,460
Claire’s Stores, Inc.	4,200		91,644
Ford Motor Co.	66,600	[4]	606,726
Gannett Co., Inc.	7,200		554,400
Gap, Inc., The	13,500		288,225
Home Depot, Inc.	23,750[4]		840,038
J.C. Penney Co., Inc., Holding Co.	1,800		85,338
Limited Brands, Inc.	48,600	[4]	1,054,134
McDonald’s Corp.	34,400		1,008,264
News Corp., Inc., Class A	76,704		1,172,037
Pantry, Inc., The*	9,800	[4]	313,796
Stage Stores, Inc.*	4,400	[4]	166,408
Talbots, Inc.	7,400	[4]	189,070
Time Warner Co., Inc.*	37,800		635,418
Walt Disney Co., The	11,600		306,240
Total Consumer Discretionary			7,420,198
Consumer Staples - 6.3%
Altria Group, Inc.	26,400		1,715,736
Elizabeth Arden Inc.*	2,600		56,940
Kimberly-Clark Corp.	27,900		1,742,355
Loews Corp. - Carolina Group	1,600	[4]	50,400
Safeway, Inc.*	22,400	[4]	476,896
Sara Lee Corp.	14,600		312,294
SUPERVALU, Inc.	3,600	[4]	113,616
Total Consumer Staples			4,468,237
Energy - 7.8%
Amerada Hess Corp.	2,400		224,760
Anadarko Petroleum Corp.	2,800		204,512
Apache Corp.	20,000	[4]	1,125,800
ChevronTexaco Corp.	5,800		301,600
ConocoPhillips Co.	24,400		2,558,340
Edge Petroleum Corp.*	3,200		44,848
Global Industries, Ltd.*	13,800		133,032
Marathon Oil Corp.	2,200		102,454
Occidental Petroleum Corp.	3,400		234,600
Oil States International, Inc.*	4,000	[4]	81,240
Remington Oil & Gas Corp.*	4,000	[4]	116,680
Tetra Technologies Inc.*	5,600	[4]	151,368
Valero Energy Corp.	2,400	[4]	164,472
Veritas DGC, Inc.*	3,600	[4]	92,160
W-H Energy Services, Inc.*	2,800	[4]	61,656
Total Energy			5,597,522
Financials - 26.4%
Allstate Corp., The	3,600		202,176
Annaly Mortgage Management, Inc.	62,200	[4]	1,189,264
Astoria Financial Corp.	12,200		323,422
Bear Stearns Co., Inc., The	18,400		1,741,744
Citigroup, Inc.	79,800		3,747,408
Fannie Mae Co.	2,200		$118,690
Fremont General Corp.	6,600	[4]	143,154
JPMorgan Chase & Co.	84,300		2,991,807
MBNA Corp.	29,200		576,700
Merrill Lynch & Co., Inc.	35,000		1,887,550
Morgan Stanley Co.	14,600		768,252
National City Corp.	15,000	[4]	509,400
Nationwide Financial Services, Inc.	4,000		141,720
PMI Group, Inc.	28,000		984,480
Safeco Corp.	1,000	[4]	52,670
Sovereign Bancorp, Inc.	6,400	[4]	131,648
St. Paul Travelers Companies, Inc., The	27,400	[4]	980,920
Thornburg Mortgage, Inc.	9,000	[4]	269,640
W Holding Co Inc.	4,800	[4]	38,832
W.R. Berkley Corp.	8,400		273,000
Washington Mutual, Inc.	41,500	[4]	1,714,780
Total Financials			18,787,257
Health Care - 12.8%
Advanced Medical Optics, Inc.*	1,600	[4]	59,168
Aetna, Inc.	6,200		454,894
Applera Corp. - Applied Biosystems Group	29,800		631,760
Bristol-Myers Squibb Co.	24,200		629,200
C.R. Bard, Inc.	1,000		71,170
Coventry Health Care, Inc.*	12,600		862,218
Eon Labs, Inc.*	5,200	[4]	155,376
Merck & Co., Inc.	5,800		196,620
PacifiCare Health Systems, Inc.*	8,000		478,080
PDI, Inc.*	4,800		88,272
Pfizer, Inc.	79,200		2,151,864
UnitedHealth Group, Inc.	27,800		2,627,378
Wyeth Co.	16,400		737,016
Total Health Care			9,143,016
Industrials - 10.0%
Briggs & Stratton Corp.	12,400	[4]	401,388
Burlington Northern Santa Fe Corp.	17,000		820,250
Cummins, Inc.	8,400	[4]	571,200
Landstar System, Inc.*	25,000	[4]	766,250
Masco Corp.	5,200		163,748
Northrop Grumman Corp.	44,400		2,434,896
Republic Airways Holdings Inc.*	5,800		70,876
Ryder System, Inc.	2,000		73,860
SPX Corp.	46,600	[4]	1,802,954
Total Industrials			7,105,422
Information Technology - 15.0%
Airspan Networks Inc.*	13,400		61,372
Apple Computer Inc.*	15,200		548,112
Applied Materials, Inc.*	4,600		68,402
Arrow Electronics Inc.*	30,000		730,200

The accompanying notes are an integral part of these financial statements.

Managers Structured Core Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Structured Core

Security Description	Shares		Value
Information Technology (continued)
Autodesk, Inc.	17,200		$547,476
Computer Sciences Corp.*	2,600		113,048
Freescale Semiconductor Inc.*	8,399		158,405
Hewlett-Packard Co.	45,200		925,244
Ingram Micro, Inc., Class A*	29,000		483,140
Intel Corp.	39,800		936,096
International Business Machines Corp.	33,400		2,551,092
Microsoft Corp.	25,100		635,030
Motorola, Inc.	65,300		1,001,702
NCR Corp.*	7,200		237,600
Qualcomm, Inc.	10,200		355,878
Sabre Holdings Corp.	14,000	[4]	273,840
Storage Technology Corp.*	10,000	[4]	278,000
Symantec Corp.*	6,000		112,680
Yahoo!, Inc.*	20,200		697,102
Total Information Technology			10,714,419
Materials - 2.2%
RPM International, Inc.	4,400		75,900
Southern Peru Copper Corp.	18,200	[4]	930,748
Wheeling-Pittsburgh Corp.*	3,400	[4]	81,566
Worthington Industries, Inc.	27,600	[4]	448,776
Total Materials			1,536,990
Telecommunication Services - 2.6%
Alamosa Holdings, Inc.*	17,400	[4]	226,026
CenturyTel, Inc.	50,600		$1,552,914
Nextel Communications, Inc.*	3,000		83,970
Total Telecommunication Services			1,862,910
Utilities - 4.7%
American Electric Power Co., Inc.	10,400		366,288
Constellation Energy Group	19,400		1,019,664
Oneok, Inc.	15,600[4]		450,216[4]
Sempra Energy	14,200	[4]	573,396
UGI Corp.	3,200	[4]	160,736
Xcel Energy, Inc.	46,000	[4]	790,280
Total Utilities			3,360,580
Total Common Stocks (cost $66,133,148)			69,996,551
Other Investment Companies - 24.6%[5]
Bank of New York Institutional Cash Reserves Fund, 2.97%[6]	16,317,285		16,317,285
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%	1,185,246		1,185,246
Total Other Investment Companies (cost $17,502,531)			17,502,531
Total Investments - 122.8% (cost $83,635,679)			87,499,082
Other Assets, less Liabilities - (22.8)%			(16,238,845)
Net Assets - 100.0%			$71,260,237

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	Small Cap

Security Description	Shares		Value
Common Stocks – 96.9%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc.*	14,000	[4]	$746,900
Arbitron Inc.*	11,300	[4]	478,216
Carmike Cinemas, Inc.	14,400		504,000
Entercom Communications Corp.*	17,700		570,471
Getty Images, Inc.*	13,100	[4]	937,305
Hibbett Sporting Goods, Inc.*	13,600	[4]	366,792
Kerzner International, Ltd.*	8,400	[4]	462,756
LodgeNet Entertainment Corp.*	20,515		333,984
Marvel Enterprises, Inc.*	29,200		572,320
Monro Muffler Brake, Inc.*	15,900		407,040
Prestige Brands Holdings Inc.*	23,100		415,800
Radio One, Inc.*	30,000	[4]	392,100
SCP Pool Corp.	49,950		1,627,371
Tempur-Pedic International Inc.*	23,800	[4]	454,342
Total Consumer Discretionary			8,269,397
Consumer Staples - 3.0%
Central Garden & Pet Co.*	15,700		652,963
Herbalife Ltd.*	23,900		360,890
NBTY, Inc.*	10,000		213,200
United Natural Foods, Inc.*	19,000	[4]	509,200
Total Consumer Staples			1,736,253
Energy - 5.6%
Denbury Resources, Inc.*	17,400		552,276
Houston Exploration Co.*	4,400		224,136
Hydril Co.*	5,300	[4]	278,780
Patterson-UTI Energy, Inc.	19,300		462,621
Pioneer Drilling Co.*	13,900		183,341
Quicksilver Resources, Inc. *	11,100	[4]	569,763
TODCO*	21,000		467,250
Universal Compression Holdings, Inc.*	15,800	[4]	554,580
Total Energy			3,292,747
Financials - 11.4%
Argonaut Group, Inc.*	23,500	[4]	462,245
Assured Guaranty, Ltd.	25,600		487,936
Cohen & Steers, Inc. (REIT)	26,200	[4]	444,090
CVB Financial Corp.	24,433		420,248
Investors Financial Services Corp.	32,000	[4]	1,342,400
Jefferies Group, Inc.	14,300	[4]	517,660
Markel Corp.*	2,900	[4]	994,990
optionsXpress, Inc.*	24,100	[4]	314,264
Primus Guaranty, Ltd.*	29,000	[4]	330,600
PrivateBancorp, Inc.	10,600	[4]	331,250
Texas Capital Bancshares, Inc.*	17,000	[4]	303,790
Trammell Crow Co.*	17,200		366,360
UCBH Holdings, Inc.	22,800	[4]	358,644
Total Financials			6,674,477
Health Care - 14.6%
Advisory Board Co., The*	9,800	[4]	$398,860
American Dental Partners, Inc.*	18,100		434,219
Bio-Rad Laboratories, Inc.*	12,580		608,117
DaVita, Inc.*	38,550		1,553,565
DJ Orthopedics, Inc.*	14,200		357,130
Emageon, Inc.*	17,300		272,821
Intralase Corp.*	8,100		135,432
Magellan Health Services, Inc.*	17,900		609,674
NDCHealth	16,700	[4]	255,009
Pediatrix Medical Group, Inc.*	13,700	[4]	932,833
PolyMedica Corp.	16,800	[4]	520,632
Respironics, Inc.*	11,600		733,004
Shamir Optical Industry Ltd.*	12,300		202,704
Stereotaxis Inc.*	30,000		208,500
Taro Pharmaceuticals Industries*	15,100		438,806
VCA Antech Inc.*	37,200	[4]	866,016
Total Health Care			8,527,322
Industrials - 21.6%
American Reprographics Co.*	15,000		210,750
Beacon Roofing Supply, Inc.*	18,400	[4]	408,480
CLARCOR Inc.	3,400	[4]	172,074
Corinthian Colleges, Inc.*	26,600	[4]	377,986
Corporate Executive Board Co.	20,100		1,321,173
CoStar Group, Inc.*	9,100		359,905
Cuno, Inc.*	4,000		202,880
Educate, Inc.	26,100		313,200
Education Management Corp.*	58,200		1,629,600
Intersections, Inc.*	8,900		76,807
Jackson Hewitt Tax Service Inc.*	17,700		326,034
Mobile Mini, Inc.*	22,000	[4]	771,320
MTC Technologies, Inc.*	14,600	[4]	442,672
Nuco2, Inc.*	6,600		162,030
Orbital Sciences Corp.*	42,400	[4]	395,168
Overnite Corp.	14,100		422,718
P.A.M. Transportation Services, Inc.*	8,619		145,144
Pacer International, Inc.*	22,600	[4]	468,498
Portfolio Recovery Associates, Inc.*	13,000	[4]	467,350
Resources Connection, Inc.*	37,300	[4]	712,803
Ritchie Bros. Auctioneers Inc.	10,600		360,506
SI International, Inc.*	14,000		315,560
Stericycle, Inc.*	21,400	[4]	1,041,538
UTI Worldwide, Inc.	9,000	[4]	577,260
Watsco, Inc.	1,900		82,441
West Corp.*	26,000		842,140
Total Industrials			12,606,037
Information Technology - 24.2%
Alliance Data Systems Corp.*	51,000		2,060,400
Alvarion, Ltd.*	33,000	[4]	288,090
Anteon International Corp.*	12,800		535,040

The accompanying notes are an integral part of these financial statements.

Managers Small Cap Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Small Cap

Security Description	Shares		Value
Information Technology (continued)
aQuantive, Inc.*	32,200	[4]	$357,420
Cognex Corp.	14,900	[4]	325,416
CSG Systems International, Inc.*	25,100	[4]	431,469
Cymer, Inc.*	18,900		468,531
Embarcadero Technologies, Inc.*	39,000		189,150
Epicor Software Corp.*	34,000		374,340
Filenet Corp.*	17,800	[4]	471,700
Formfactor, Inc.*	20,200	[4]	461,368
Global Payments, Inc.	18,100	[4]	1,172,155
Greenfield Online, Inc.*	26,900		484,738
Henry (Jack) & Associates, Inc.	41,600		715,104
Informatica Corp.*	56,220	[4]	434,581
Integrated Circuit Systems Inc.*	29,500	[4]	538,965
Littelfuse, Inc.*	12,600	[4]	339,444
Macromedia, Inc.*	14,200		562,462
Microsemi Corp.*	38,300	[4]	648,036
Microtune, Inc.*	10,500		36,120
PDF Solutions, Inc.*	12,600	[4]	166,698
Photon Dynamics, Inc.*	27,000	[4]	522,450
Power Integrations, Inc.*	17,700	[4]	384,975
RADVision Ltd.*	17,000		206,210
SafeNet, Inc.*	10,900		304,655
Semtech Corp.*	23,600	[4]	398,604
SERENA Software, Inc.*	20,100	[4]	382,503
Tekelec*	18,000	[4]	244,980
Wind River Systems, Inc.*	13,400		173,932
Wright Express Corp.*	28,400		474,280
Total Information Technology			14,153,816
Telecommunication Services - 2.3%
Premiere Global Services, Inc.*	41,300		446,040
Spectrasite, Inc.*	15,600		875,628
US Unwired Inc.*	9,700		46,657
Total Telecommunication Services			1,368,325
Total Common Stocks (cost $45,463,876)			56,628,374
Other Investment Companies - 32.1%[5]
Bank of New York Institutional Cash Reserves Fund, 2.97%[6]	17,390,633		17,390,633
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%	1,328,838		1,328,838
Total Other Investment Companies (cost $18,719,471)			18,719,471
Total Investments - 129.0% (cost $64,183,347)			75,347,845
Other Assets, less Liabilities - (29.0)%			(16,951,153)
Net Assets - 100.0%			$58,396,692

The accompanying notes are an integral part of these financial statements.

Managers Real Estate Securities Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	Real Estate Securities

Security Description	Shares	Value
Common Stocks - 96.5%
REITs (Apartment) - 17.1%
Apartment Investment & Management Co.	16,600	$632,792
AvalonBay Communities, Inc.	12,590	906,480
BRE Properties, Inc.	2,500	93,050
Camden Property Trust	12,300	627,300
Equity Residential	25,000	858,750
Essex Property Trust, Inc.	7,090	538,486
United Dominion Realty Trust, Inc.	30,810	682,442
Total REITs (Apartment)		4,339,300
REITs (Diversified) - 4.0%
Vornado Realty Trust	13,180	1,007,611
REITs (Health Care) - 2.9%
Ventas Inc.	27,700	747,346
REITs (Hotel) - 3.5%
Highland Hospitality Corp.	10,800	113,292
Host Marriott Corp.	47,000	790,540
Total REITs (Hotel)		903,832
REITs (Industrial) - 10.3%
AMB Property Corp.	12,400	483,476
Catellus Development Corp.	11,310	313,287
ProLogis	26,700	1,057,053
Prentiss Properties Trust	22,900	760,738
Total REITs (Industrial)		2,614,554
REITs (Mall) - 14.7%
General Growth Properties, Inc.	23,200	907,352
Macerich Co., The	4,930	297,279
Mills Corp., The	12,100	691,394
Pennsylvania Real Estate Investment Trust	9,200	387,780
Simon Property Group, Inc.	21,900	1,446,933
Total REITs (Mall)		3,730,738
REITs (Office) - 17.7%
Alexandria Real Estate Equities, Inc.	10,600	729,492
Arden Realty, Inc.	15,340	547,485
Boston Properties, Inc.	10,060	668,688
Brookfield Properties Corp.	24,450	620,786
Corporate Office Properties Trust	10,900	286,670
Equity Office Properties Trust	30,500	959,834
Trizec Properties Inc.	34,800	695,652
Total REITs (Office)		4,508,607
REITs (Office/Industrial) - 5.8%
First Potomac Realty Trust	6,400	143,424
Liberty Property Trust	18,600	740,838
Reckson Associates Realty Corp.	18,000	580,500
Total REITs (Office/Industrial)		1,464,762
REITs (Residential) - 0.8%
Equity Lifestyle Properties, Inc.	5,400	197,640
REITs (Self Storage) - 2.9%
Public Storage, Inc.	12,700	$745,490
REITs (Shopping Center) - 10.3%
Developers Diversified Realty Corp.	15,200	645,088
Federal Realty Investment Trust	13,200	706,200
Inland Real Estate Corp.	9,800	150,430
Kimco Realty Corp.	9,600	531,744
Weingarten Realty Investors	16,400	590,564
Total REITs (Shopping Center)		2,624,026
REITs (Specialty) - 1.6%
Capital Automotive REIT	3,700	125,726
Entertainment Properties Trust	2,200	95,040
Global Signal Inc.	6,600	196,944
Total REITs (Specialty)		417,710
REOCs (Hotel) - 4.9%
Hilton Hotels Corp.	21,000	458,430
Starwood Hotels & Resorts
Worldwide Inc.	14,400	782,496
Total REOCs (Hotel)		1,240,926
Total Common Stocks (cost $21,738,447)		24,542,542
Other Investment Companies - 2.5%5
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74% (cost $624,113)	624,113	624,113
Total Investments - 99.0% (cost $22,362,560)		25,166,655
Other Assets, less Liabilities - 1.0%		261,316
Net Assets - 100.0%		$25,427,971

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	California Tax-Free

Security Description	Principal Amount	Value
Municipal Bonds - 97.2%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$258,125
Bay Area Government Association CA Revenue, 5.000%, 08/01/2020 (AMBAC Insured)	500,000	531,250
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/2017 (AMBAC Insured)	1,000,000	1,145,000
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges - 1st Lien A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,107,500
California State Department of Water Resources, Central Valley Project Revenue, Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,106,250
California State Department of Water Resources, Power Supply Revenue Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	538,125
California State Department of Water Resources, Water Revenue Central Valley Project Series Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,083,750
California State Economic Recovery Bonds, Series A, 5.000%, 07/01/16 (FGIC Insured)	700,000	749,000
California State Economic Recovery Bonds, Series A, 5.250%, 07/01/14 (FGIC Insured)	500,000	564,375
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	218,250
California State Refunding Bonds, 5.000%, 03/01/17	400,000	433,000
Coast Community College District - CA, 5.000%, 08/01/16 (MBIA Insured)	250,000	277,188
Contra Costa California Water Authority, Water Treatment Revenue, Series A, 5.000%, 10/01/18 (FGIC Insured)	1,235,000	1,321,450
Contra Costa California Water District, Water Revenue Refunding, Series K, 5.000%, 10/01/26 (FSA Insured)	350,000	376,250
Contra Costa California Water District, Water Revenue Refunding, Series M, 5.000%, 10/01/16 (FSA Insured)	1,500,000	1,642,500
Contra Costa California Water District, Water Revenue Refunding, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,072,500
East Bay, CA MUD - Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	366,775
East Bay, CA MUD - Water Systems Revenue, 5.250%, 06/01/17 (MBIA Insured)	200,000	219,500
East Bay, CA MUD - Water Systems Revenue, 5.250%, 06/01/18 (MBIA Insured)	250,000	273,750
East Bay, CA Regional Park District Refunding, 5.000%, 09/01/20 (FSA Insured)	1,000,000	1,043,750
El Paso De Robles, CA Series C, 5.250%, 08/01/17 (MBIA Insured)	350,000	382,813
Fremont, CA Unified High School District, Santa Clara County, Series B, 5.250%, 09/01/19 (FGIC Insured)	500,000	556,250
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,148,750
Grossmont CA Union High School District, Election of 2004, 5.000%, 08/01/15 (FSA Insured)	250,000	274,063
Kings River Conservation District, CA Pine Flat Power Revenue, Series E, 5.125%, 01/01/17	1,050,000	1,119,562
La Mesa-Spring Valley, CA School District, 5.000%, 08/01/16 (FGIC Insured)	300,000	332,625
Larkspur CA School District, Series A, 5.125%, 08/01/18	450,000	482,625
Lincoln, CA Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	155,438
Lodi, CA Unified School District, 5.000%, 08/01/18 (MBIA Insured)	1,100,000	1,183,874
Long Beach, CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	725,275
Los Angeles California, Series A, 5.000%, 09/01/17 (MBIA Insured)	1,565,000	1,674,550
Los Angeles California, Series A, 5.000%, 09/01/18 (MBIA Insured)	2,500,000	2,697,500
Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue, Series B, 5.000%, 07/01/19 (MBIA Insured)	250,000	268,750

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	California Tax-Free

Security Description	Principal Amount	Value
Municipal Bonds (continued)
Los Angeles County CA Sanitation Districts Financing Authority, Series A, 5.000%, 10/01/17 (FSA Insured)	$2,000,000	$2,172,500
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	328,500
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	324,000
Los Angeles, CA Department of Water & Power, Waterworks Revenue, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	568,650
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,088,750
Los Angeles, CA Water & Power Revenue, Power Systems Series A, Sub-Series A-2, 5.000%, 07/01/16 (MBIA Insured)	300,000	326,625
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,087,500
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	427,050
Nevada Joint Union High School District, Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	428,500
Newark, CA Union School District, 4.000%, 08/01/19 (MBIA Insured)	150,000	148,500
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	370,600
North Orange County, CA Community College District, 5.000%, 08/01/16 (MBIA Insured)	500,000	553,750
Oakland, CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	163,688
Peralta, CA Community College District, Series D, 5.350%, 08/01/17 (AMBAC Insured)	500,000	543,750
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	328,875
Redwood City, CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	535,000
Sacramento CA Municipal Utility District, Electric Revenue Refunding Series P, 5.250%, 08/15/17 (FSA Insured)	250,000	274,375
Saddleback Valley Unified School District of CA, 5.000%, 08/01/17 (FSA Insured)	1,000,000	1,092,500
San Diego, CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,816,873
San Diego, CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,143,300
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	540,000
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	534,375
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.000%, 09/01/14 (AMBAC Insured)	450,000	502,313
San Jose Evergreen, CA Community College District, 2010 Crossover Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	563,750
San Jose Evergreen, CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,625,624
San Mateo, CA Union High School District, Election of 2000, Series A, 5.375%, 09/01/17 (FGIC Insured)	500,000	564,375
San Rafael, CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	545,000
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	533,488
Santa Clara Valley, CA Water District, Certificates of Participation, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	707,400
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	784,750
Southwestern Community College District of CA, Election of 2000, 5.000%, 08/01/18 (MBIA Insured)	305,000	331,688
University of California Revenues, Series B, 5.250%, 05/15/15 (AMBAC Insured)	300,000	335,625
Total Municipal Bonds (cost $44,871,408)		46,622,037

The accompanying notes are an integral part of these financial statements.

Managers California Intermediate Tax-Free Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	California Tax-Free

Security Description	Shares	Value
Other Investment Companies - 2.5%[5]
BlackRock Liquidity Funds, Institutional Shares - California Money Fund, 2.59% (cost $1,188,096)	1,188,096	$1,188,096
Total Investments - 99.7% (cost $46,059,504)		47,810,133
Other Assets, less Liabilities - 0.3%		163,058
Net Assets - 100.0%		$47,973,191

The accompanying notes are an integral part of these financial statements.

Fremont Money Market Fund

April 30, 2005

Schedule of Portfolio Investments (unaudited)	Fremont Money Market

Security Description	Principal Amount	Value
Commercial Paper - 85.6%
Capital Goods - 1.9%
Hitachi America Capital, Ltd., 2.950%, 05/23/05 (a)	$10,000,000	$9,981,972
Consumer Non-Durables - 3.8%
Coca-Cola Enterprises Inc., 2.770%, 05/05/05	5,000,000	4,998,461
Coca-Cola Enterprises Inc., 2.850%, 05/26/05	5,000,000	4,990,104
Golden Peanut Co. LLC, 2.980%, 06/15/05	10,000,000	9,962,750
Total Consumer Non-Durables		19,951,315
Conglomerate - 1.0%
General Electric Co., 2.990%, 06/29/05	5,000,000	4,975,499
Financial Services (Banks) - 28.6%
Abbey National North America LLC, 2.860%, 05/19/05	5,000,000	4,992,850
ANZ (Delaware) Inc., 2.850%, 06/07/05	10,000,000	9,970,708
Banque Et Caisse D’Espargne De L’Etat, 2.820%, 06/02/05	10,000,000	9,974,978
Caisse Centrale Desjardins du Quebec, 2.950%, 06/17/05	10,000,000	9,961,486
HSBC Finance Corp., 2.970%, 06/14/05	10,000,000	9,963,700
CBA (Delaware) Finance, Inc., 2.820%, 05/17/05	5,000,000	4,993,733
CBA (Delaware) Finance, Inc., 3.020%, 07/07/05	5,000,000	4,971,944
Deutsche Bank Financial, 2.850%, 05/05/05	10,000,000	9,996,833
Dexia Delaware LLC, 2.710%, 5/16/05	10,000,000	9,988,708
Dexia Delaware LLC, 2.790%, 5/23/05	10,000,000	9,982,950
DnB NOR Group, 2.730%, 05/20/05	10,000,000	9,985,592
DnB NOR Group, 2.870%, 05/15/05	10,000,000	9,991,231
HBOS Treasury Services PLC, 3.010%, 07/06/05	10,000,000	9,944,817
HBOS Treasury Services PLC, 3.110%, 07/29/05	10,000,000	9,923,114
KfW International Finance Inc., 2.140%, 05/11/05	10,000,000	9,994,056
Rabobank USA Financial Corp., 2.650%, 06/30/05	10,000,000	9,955,833
Swedbank, 2.930%, 05/24/05	5,000,000	4,990,640
Total Financial Services (Banks)		149,583,173
Financial Services (Other) - 38.8%
American General Finance Corp., 2.830%, 05/13/05	10,000,000	9,990,567
American Honda Finance Corp., 2.790%, 05/26/05	5,000,000	4,990,313
American Honda Finance Corp., 2.970%, 06/06/05	10,000,000	9,970,300
CIT Group Inc., 2.700%, 05/09/05	10,000,000	9,994,000
Genworth Financial, Inc., 2.960%, 05/26/05 (a)	10,000,000	9,979,444
General Electric Capital Services, Inc., 2.810%, 06/28/05	10,000,000	9,954,728
General Electric Capital Services, Inc., 3.020%, 07/08/05	5,000,000	4,971,478
International Lease Finance Corp., 2.850%, 05/18/05	10,000,000	9,982,248
MetLife Funding, Inc., 2.670%, 05/02/05	10,000,000	9,999,258
MetLife Funding, Inc., 2.700%, 05/20/05	10,000,000	9,985,750
National Rural Utilities Co-op Finance Corp., 2.910%, 05/17/05	10,000,000	9,987,067
Nordea North America, Inc., 2.820%, 05/25/05	10,000,000	9,981,200
PACCAR Financial Corp., 2.900%, 05/04/05	10,000,000	9,997,583
Prudential PLC, 3.120%, 07/29/05	10,000,000	9,922,867
Swedish National Housing Financial Management, 2.880%, 06/13/05 (a)	10,000,000	9,965,600
Swedish National Housing Financial Management, 2.930%, 06/16/05 (a)	10,000,000	9,962,561
Swiss Re Financial Products Corp., 2.970%, 06/22/05 (a)	10,000,000	9,957,100
Total Capital S.A., 2.940%, 05/02/05 (a)	3,400,000	3,399,722
Toyota Motor Credit Corp., 3.010%, 07/13/05	5,000,000	4,969,482

The accompanying notes are an integral part of these financial statements.

Fremont Money Market Fund

April 30, 2005

Schedule of Portfolio Investments (continued)	Fremont Money Market

Security Description	Principal Amount		Value
Financial Services (Other) (continued)
UBS Finance (Delaware) LLC, 2.910%, 05/27/05	$10,000,000		$9,978,983
UBS Finance (Delaware) LLC, 2.920%, 05/31/05	10,000,000		9,975,667
USAA Capital Corp., 2.780%, 05/06/05	10,000,000		9,996,139
Verizon Network Funding Corp., 2.950%, 06/09/05	5,000,000		4,984,021
Total Financial Services (Other)			202,896,078
Health Care - 1.9%
Pfizer, Inc., 2.500%, 05/05/05	10,000,000		9,997,222
Industrial - 4.8%
Centrica PLC, 3.010%, 07/05/05 (a)	5,000,000		4,972,826
Centrica PLC, 0.000%, 05/06/05 (a)	10,000,000		9,981,249
Nationwide Building Society, 3.040%, 07/11/05	10,000,000		9,940,044
Total Industrial			24,894,119
Insurance - 1.9%
Prudential Insurance Co. of America, The, 2.730%, 05/11/05	10,000,000		9,992,417
Publishing - 1.0%
Gannett Co., Inc., 2.800%, 05/06/05	5,000,000		4,998,056
Retail - 1.9%
7-Eleven, Inc., 2.830%, 05/10/05	10,000,000		9,992,925
Total Commercial Paper (cost $447,262,776)			447,262,776
U.S. Government Agency Obligations - 14.3%
Federal Farm Credit Discount Notes, 0.000%, 07/18/05 to 09/15/05[2]	15,000,000		14,896,517
FHLB, 2.250%, 06/21/05	10,000,000		9,999,329
FHLMC Discount Notes, 0.000%, 05/03/05 to 11/15/05[2]	20,000,000		19,847,161
FNMA Discount Notes, 0.000%, 05/04/05 to 06/24/05[2]	30,000,000	[4]	29,923,343
Total U.S. Government Agency Obligations (cost $74,666,350)			74,666,350

	Shares
Other Investment Companies - 0.8%[5]
Bank of New York Institutional Cash Reserves Fund, 2.97%6	4,001,296		4,001,296
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%	96,483		96,483
Total Other Investment Companies (cost $4,097,779)			4,097,779
Total Investments - 100.7% (cost $526,026,905)			526,026,905
Other Assets, less Liabilities - (0.7)%			(3,461,188)
Net Assets - 100.0%			$522,565,717

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$191,626,368	$28,453,555	$(4,353,664)	$24,099,891
International Growth	63,263,747	9,535,884	(324,293)	9,211,591
Structured Core	83,635,679	6,280,136	(2,416,733)	3,863,403
Small Cap	64,183,347	13,239,354	(2,074,856)	11,164,498
Real Estate Securities	22,362,560	2,921,783	(117,688)	2,804,095
California Intermediate Tax-Free	46,059,504	1,751,013	(384)	1,750,629

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$1,470,643	0.7%
Fremont Money Market	68,200,474	13.1%

[1]	Variable Rate Security. The rate listed is as of April 30, 2005.

[2]	Zero coupon security.

[3]	Security with a value of zero and represents less than 0.01% of net assets for the Fremont Global and International Growth Funds. The security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees.

[4]	Some or all of these shares were out on loan to various brokers as of April 30, 2005, amounting to:

Fund	Market Value	% of Net Assets
Fremont Global	$20,416,360	10.3%
International Growth	13,782,605	23.6%
Structured Core	15,983,742	22.4%
Small Cap	16,916,032	29.0%
Fremont Money Market	3,983,200	0.8%

[5]	Yield shown for an investment company represents its April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[6]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

FHLB: Federal Home Loan Bank

FSA: FSA Capital, Inc.

FGIC: Financial Guaranty Insurance Corp.

MUD: Municipal Utility District

CD: Certificate of Deposit

CP: Commercial Paper

REIT: Real Estate Investment Trust

REOC: Real Estate Operating Company

MBIA: Municipal Bond Investor Assurance Corp.

AMBAC: American Municipal Bond Assurance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:Australian Dollar

CAD: Canadian Dollar

NZD: New Zealand Dollar

GBP: British Pound

MXN: Mexican Peso

EUR: Euro

JPY: Japanese Yen

SGD: Singapore Dollar

NOK: Norwegian Krone

Statements of Assets and Liabilities

April 30, 2005 (unaudited)

	Managers Fremont Global Fund	Managers International Growth Fund
Assets:
Investments at value* (including securities on loan valued at $20,416,360, $13,782,605, $15,983,742, $16,916, $0, $0, and $3,983,200, respectively)	$215,726,259	$72,475,338
Cash	—	95,236
Foreign currency**	744,322	207,464
Receivable for investments sold	1,092,672	—
Receivable for Fund shares sold	—	97,655
Receivable for open forward foreign currency contracts	34,877,099	—
Dividends, interest and other receivables	1,175,538	280,099
Prepaid expenses	2,110	2,848

Total assets	253,618,000	73,158,640

Liabilities:
Payable for Fund shares repurchased	5,648	21,301
Payable upon return of securities loaned	20,970,793	14,364,653
Payable for investments purchased	139,019	284,804
Payable for open forward foreign currency contracts	34,834,127	—
Dividends payable to shareholders	—	—
Accrued expenses:
Investment advisory and management fees	101,487	45,918
Administrative fees	42,286	12,156
Other	172,147	67,303
Total liabilities	56,265,507	14,796,135

Net Assets	$197,352,493	$58,362,505

Net Assets Represent:
Paid-in capital	$259,806,898	$64,706,385
Undistributed net investment income (loss)	3,013,854	215,525
Accumulated net realized gain (loss) from investments and foreign currency transactions	(89,620,747)	(15,773,047)
Net unrealized appreciation of investments and foreign currency contracts and translations	24,152,488	9,213,642

Net Assets	$197,352,493	$58,362,505

Shares Outstanding	15,688,094	6,591,229

Net asset value, offering and redemption price per share	$12.58	$8.85

* Investments at cost	$191,626,368	$63,263,747
** Foreign currency at cost	738,755	205,414

.Managers Structured Core Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Int. Tax-Free Fund	Fremont Money Market Fund

$87,499,082	$75,347,845	$25,166,655	$47,810,133	$526,026,905
—	—	174,648	—	—
—	—	—	—	—
—	835,255	172,105	161,339	—
—	12,648	10,000	—	1,734,155
—	—	—	—	—
181,596	8,920	18,270	492,533	83,488
1,109	2,081	—	3,741	8,056

87,681,787	76,206,749	25,541,678	48,467,746	527,852,604

—	6,528	41,217	—	723,060
16,317,285	17,390,633	—	—	4,001,296
—	278,803	—	421,130	—
—	—	—	—	—
—	—	—	20,526	134,525

20,994	51,031	17,854	4,996	86,420
14,996	12,349	5,251	9,804	61,733
68,275	70,713	49,385	44,099	279,853
16,421,550	17,810,057	113,707	500,555	5,286,887

$71,260,237	$58,396,692	$25,427,971	$47,967,191	$522,565,717

$69,819,479	$80,988,255	$21,167,209	$45,858,468	$522,737,155
330,843	(399,418)	71,826	6,531	1,573
(2,753,488)	(33,356,643)	1,384,841	351,563	(173,011)
3,863,403	11,164,498	2,804,095	1,750,629	—

$71,260,237	$58,396,692	$25,427,971	$47,967,191	$522,565,717

5,960,623	5,093,751	2,141,780	4,405,866	522,737,599

$11.96	$11.46	$11.87	$10.89	$1.00

$83,635,679	$64,183,347	$22,362,560	$46,059,504	$526,026,905
—	—	—	—	—

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended April 30, 2005 (unaudited)

	Managers Fremont Global Fund	Managers International Growth Fund
Investment Income:
Dividend income	$1,522,260	$739,174
Interest income	1,587,979	—
Foreign withholding tax	(52,588)	(113,926)
Securities lending fees	40,946	8,090

Total investment income	3,098,597	633,338

Expenses:
Investment management fees	710,535	278,078
Administrative fees	245,408	58,473
Insurance	101,618	21,757
Transfer agent	57,877	48,027
Custodian	68,479	19,701
Professional fees	28,068	19,175
Registration fees	68,370	22,254
Trustees fees and expenses	8,714	2,552
Reports to shareholders	2,793	3,543
Miscellaneous	1,932	862

Total expenses before offsets	1,293,794	474,422

Expense reimbursement	—	(57,312)

Net expenses	1,293,794	417,110

Net investment income (loss)	1,804,803	216,228

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	14,709,027	(1,137,297)
Net realized gain (loss) on foreign currency contracts and translations	(1,058,145)	898,949
Net unrealized appreciation (depreciation) of investments	(8,253,158)	4,028,535
Net unrealized appreciation (depreciation) of foreign currency contracts and translations	1,964,646	(2,729)

Net realized and unrealized gain (loss)	7,362,370	3,787,458

Net Increase in Net Assets Resulting from Operations	$9,167,173	$4,003,686

Managers Structured Core Fund	Managers Small Cap Fund	Managers Real Estate Securities Fund	Managers California Int. Tax-Free Fund	Fremont Money Market Fund

$1,018,485	$74,807	$587,957	$—	$—
—	—	—	1,047,075	6,319,120
(43)	(330)	(814)	—	—
31,023	1,849	—	—	164

1,049,465	76,326	587,143	1,047,075	6,319,284

130,910	306,760	119,884	91,228	575,606
77,854	64,165	29,073	50,542	413,102
31,309	25,816	12,291	20,741	252,702
35,136	52,498	18,733	9,487	52,704
15,392	12,307	7,334	6,030	36,800
18,531	19,204	17,111	17,633	34,864
20,599	25,975	22,656	8,886	48,847
3,284	2,634	1,940	3,656	20,624
2,507	2,884	2,526	717	2,639
1,073	1,150	3,050	1,354	2,642

336,595	513,393	234,598	210,274	1,440,530

—	(37,194)	(20,958)	(76,513)	—

336,595	476,199	213,640	133,761	1,440,530

712,870	(399,873)	373,503	913,314	4,878,754

6,347,173	1,681,967	2,633,597	369,555	(67)
—	—	—	—	—
(3,919,115)	427,900	(880,087)	(762,374)	—
—	—	—	—	—

2,428,058	2,109,867	1,753,510	(392,819)	(67)

$3,140,928	$1,709,994	$2,127,013	$520,495	$4,878,687

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2005 (unaudited) and for the year ended October 31, 2004

	Managers Fremont Global Fund		Managers International Growth Fund
	2005	2004	2005	2004
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,804,803	$3,306,000	$216,228	$265,000
Net realized gain (loss) on investments and foreign currency transactions	13,650,882	9,623,000	(238,348)	709,000
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(6,288,512)	8,276,000	4,025,806	5,207,000

Net increase in net assets resulting from operations	9,167,173	21,205,000	4,003,686	6,181,000

Distributions to Shareholders:
From net investment income:	(742,702)	(302,000)	(166,138)	(402,000)
From net realized gain on investments:	—	—	—	—

Total distributions to shareholders	(742,702)	(302,000)	(166,138)	(402,000)

From Capital Share Transactions:
Proceeds from sale of shares	12,639,596	44,201,000	10,351,226	24,115,000
Reinvestment of dividends and distributions	736,646	299,000	120,755	279,000
Cost of shares repurchased	(62,884,220)	(63,592,000)	(6,991,024)	(8,712,000)

Net increase (decrease) from capital share transactions	(49,507,978)	(19,092,000)	3,480,957	15,682,000

Total increase (decrease) in net assets	(41,083,507)	1,811,000	7,318,505	21,461,000

Net Assets:
Beginning of period	238,436,000	236,625,000	51,044,000	29,583,000

End of period	$197,352,493	$238,436,000	$58,362,505	$51,044,000

End of period undistributed net investment income (loss)	$3,013,854	$1,926,000	$215,525	$165,000

Share Transactions:
Sale of shares	953,378	3,769,000	1,065,518	3,162,000
Reinvested shares	57,942	25,000	13,992	37,000
Shares repurchased	(4,890,928)	(5,403,000)	(689,194)	(1,103,000)

Net increase (decrease) in shares	(3,879,608)	(1,609,000)	390,316	2,096,000

Managers Structured Core Fund		Managers Small Cap Fund		Managers Real Estate Securities Fund
2005	2004	2005	2004	2005	2004

$712,870	$712,000	$(399,873)	$(739,000)	$373,503	$789,000
6,347,173	9,540,000	1,681,967	464,000	2,633,597	5,943,000
(3,919,115)	(2,892,000)	427,900	1,242,000	(880,087)	84,000

3,140,928	7,360,000	1,709,994	967,000	2,127,013	6,816,000

(931,900)	(532,000)	—	—	(301,610)	(789,000)
—	—	—	—	(4,065,837)	(3,000)

(931,900)	(532,000)	—	—	(4,367,447)	(792,000)

3,402,492	5,039,000	13,892,520	34,391,000	5,218,610	17,688,000
913,866	526,000	—	—	4,301,012	777,000
(8,143,149)	(10,780,000)	(11,306,822)	(19,995,000)	(10,437,217)	(25,470,000)

(3,826,791)	(5,215,000)	2,585,698	14,396,000	(917,595)	(7,005,000)

(1,617,763)	1,613,000	4,295,692	15,363,000	(3,158,029)	(981,000)

72,878,000	71,265,000	54,101,000	38,738,000	28,586,000	29,567,000

$71,260,237	$72,878,000	$58,396,692	$54,101,000	$25,427,971	$28,586,000

$330,843	$550,000	$(399,418)	$—	$71,826	$—

245,220	457,000	1,161,244	3,082,000	408,183	1,554,000
74,622	48,000	—	—	353,254	65,000
(630,844)	(966,000)	(941,046)	(1,808,000)	(861,863)	(2,308,000)

(311,002)	(461,000)	220,198	1,274,000	(100,426)	(689,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2005 (unaudited) and for the year ended October 31, 2004

	Managers California Intermediate Tax-Free Fund		Fremont Money Market Fund
	2005	2004	2005	2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$913,314	$1,948,000	$4,878,754	$5,198,000
Net realized gain (loss) on investments and foreign currency transactions	369,555	840,000	(67)	(150,000)
Net unrealized appreciation (depreciation) of investments and foreign currency translations	(762,374)	572,000	—	—

Net increase in net assets resulting from operations	520,495	3,360,000	4,878,687	5,048,000

Distributions to Shareholders:
From net investment income:	(985,682)	(1,948,000)	(4,877,182)	(5,198,000)
From net realized gain on investments:	(845,845)	(1,055,000)		—

Total distributions to shareholders	(1,831,527)	(3,003,000)	(4,877,182)	(5,198,000)

From Capital Share Transactions:
Proceeds from sale of shares	1,117,064	3,660,000	156,129,951	508,586,000
Reinvestment of dividends and distributions	629,627	1,303,000	5,025,815	5,575,000
Cost of shares repurchased	(3,252,468)	(13,548,000)	(269,948,554)	(584,241,000)
Net increase (decrease) from capital share transactions	(1,505,777)	(8,585,000)	(108,792,788)	(70,080,000)

Total increase (decrease) in net assets	(2,816,809)	(8,228,000)	(108,791,283)	(70,230,000)

Net Assets:
Beginning of period	50,784,000	59,012,000	631,357,000	701,587,000

End of period	$47,967,191	$50,784,000	$522,565,717	$631,357,000

End of period undistributed net investment income (loss)	$6,531	$79,000	$1,573	$—

Share Transactions:
Sale of shares	92,241	331,000	139,319,223	508,586,000
Reinvested shares	57,729	119,000	5,025,984	5,575,000
Shares repurchased	(288,610)	(1,232,000)	(253,137,967)	(584,241,000)

Net increase (decrease) in shares	(138,640)	(782,000)	(108,792,760)	(70,080,000)

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31,
Managers Fremont Global Fund		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.19	$11.17	$9.50	$10.65	$13.52	$14.75

Income from Investment Operations:
Net investment income	0.13	0.18	0.27	0.15	0.24	0.39
Net realized and unrealized gain (loss) on investments	0.30	0.86	1.52	(1.18)	(2.56)	0.89

Total from investment operations	0.43	1.04	1.79	(1.03)	(2.32)	1.28

Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.02)	(0.10)	(0.12)	(0.16)	(0.54)
Net realized gain on investments	—	—	—	—	(0.36)	(1.97)
Return of capital distribution	—	—	(0.02)	—	(0.03)	—

Total distributions to shareholders	(0.04)	(0.02)	(0.12)	(0.12)	(0.55)	(2.51)

Net Asset Value, End of Period	$12.58	$12.19	$11.17	$9.50	$10.65	$13.52

Total Return[1]	3.52%[2]	9.27%	18.94%	(9.85)%	(17.77)%	8.86%

Ratio of net expenses to average net assets[1]	1.11%[3]	1.02%	0.95%	0.95%	0.93%	0.90%
Ratio of net investment income to average net assets	1.55%[3]	1.38%	1.74%	1.43%	1.97%	2.54%
Portfolio turnover	29%[2]	56%	73%	104%	173%	112%
Net assets at end of period (000’s omitted)	$197,352	$238,436	$236,625	$508,214	$602,131	$799,490

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
Managers International Growth Fund			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.23		$7.21	$6.32	$7.50	$12.13	$13.01

Income from Investment Operations:
Net investment income	0.03		0.02	0.05	0.13	0.16	—
Net realized and unrealized gain (loss) on investments	0.62		1.07	0.94	(1.42)	(3.81)	(0.28)

Total from investment operations	0.65		1.09	0.99	(1.29)	(3.65)	(0.28)

Less Distributions to Shareholders from:
Net investment income	(0.03)		(0.07)	(0.11)	— #	(0.15)	(0.02)
Net realized gain on investments	—		—	—	— #	(0.83)	(0.58)

Total distributions to shareholders	(0.03)		(0.07)	(0.11)	—	(0.98)	(0.60)

Redemption fee proceeds	—	#	— #	0.01	0.11	N/A	N/A

Net Asset Value, End of Period	$8.85		$8.23	$7.21	$6.32	$7.50	$12.13

Total Return[1]	7.87	% [2]	15.20%	16.19%	(15.69)%	(32.21)%	(2.54)%

Ratio of net expenses to average net assets[1]	1.50	% [3]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets[1]	1.71	% [3,4]	1.60%	1.71%	1.99%	1.88%	1.70%
Ratio of net investment income to average net assets	0.78	% [3]	0.56%	0.79%	0.07%	0.07%	(0.04)%
Portfolio turnover	10	% [2]	12%	8%	114%	50%	43%
Net assets at end of period (000’s omitted)	$58,363		$51,044	$29,583	$23,086	$45,417	$86,517

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
Managers Structured Core Fund			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.62		$10.59	$9.03	$10.90	$15.59	$15.70

Income from Investment Operations:
Net investment income	0.12		0.11	0.08	0.07	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.37		1.00	1.56	(1.87)	(4.00)	0.98

Total from investment operations	0.49		1.11	1.64	(1.80)	(3.92)	1.08

Less Distributions to Shareholders from:
Net investment income	(0.15)		(0.08)	(0.08)	(0.07)	(0.02)	(0.11)
Net realized gain on investments	—		—	—	—	(0.75)	(1.08)

Total distributions to shareholders	(0.15)		(0.08)	(0.08)	(0.07)	(0.77)	(1.19)

Net Asset Value, End of Period	$11.96		$11.62	$10.59	$9.03	$10.90	$15.59

Total Return[1]	4.10	% [2]	10.52%	18.37%	(16.65)%	(26.07)%	7.18%

Ratio of net expenses to average net assets[1]	0.90	% [3]	0.79%	0.91%	1.01%	0.93%	0.87%
Ratio of net investment income to average net assets	1.91	% [3]	0.97%	0.82%	0.61%	0.61%	0.58%
Portfolio turnover	52	% [2]	106%	169%	74%	69%	68%
Net assets at end of period (000’s omitted)	$71,260		$72,878	$71,265	$63,676	$86,546	$124,030

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
Managers Small Cap Fund			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.10		$10.76	$7.66	$11.11	$18.70	$15.74

Income from Investment Operations:
Net investment loss	(0.08)		(0.15)	(0.14)	(0.13)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	0.44		0.49	3.24	(3.32)	(5.84)	4.42

Total from investment operations	0.36		0.34	3.10	(3.45)	(5.91)	4.34

Less Distributions to Shareholders from:
Net realized gain on investments	—		—	—	—	(1.68)	(1.38)

Total distributions to shareholders	—		—	—	—	(1.68)	(1.38)

Net Asset Value, End of Period	$11.46		$11.10	$10.76	$7.66	$11.11	$18.70

Total Return[1]	3.24	% [2]	3.16%	40.47%	(31.05)%	(33.73)%	27.75%

Ratio of net expenses to average net assets [1]	1.55	% [3]	1.60%	1.60%	1.56%	1.50%	1.50%
Ratio of total expenses to average net assets[1]	1.67	% [3,4]	1.63%	1.72%	1.88%	1.89%	1.83%
Ratio of net investment income to average net assets	(1.30	)% [3]	(1.43)%	(1.42)%	(1.27)%	(0.52)%	(0.45)%
Portfolio turnover	30	% [2]	54%	207%	108%	134%	148%
Net assets at end of period (000’s omitted)	$58,397		$54,101	$38,738	$31,563	$46,060	$72,067

Financial Highlights

For a share outstanding throughout each period

Managers Real Estate Securities Fund	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31,
		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.75	$10.09	$8.12	$8.22	$7.79	$7.51

Income from Investment Operations:
Net investment income	0.16	0.30	0.46	0.39	0.21	0.43
Net realized and unrealized gain (loss) on investments	0.83	2.66	2.10	(0.11)	0.61	0.35

Total from investment operations	0.99	2.96	2.56	0.28	0.82	0.78

Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.30)	(0.59)	(0.38)	(0.36)	(0.43)
Net realized gain on investments	(1.75)	—	—	—	(0.03)	(0.07)

Total distributions to shareholders	(1.87)	(0.30)	(0.59)	(0.38)	(0.39)	(0.50)

Net Asset Value, End of Period	$11.87	$12.75	$10.09	$8.12	$8.22	$7.79

Total Return[1]	7.91%[2]	29.56%	32.75%	3.12%	10.43%	10.59%

Ratio of net expenses to average net assets[1]	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of total expenses to average net assets[1]	1.65%[3,4]	1.67%	1.74%	1.62%	2.06%	2.10%
Ratio of net investment income to average net assets	2.66%[3]	2.68%	4.89%	4.19%	4.14%	5.51%
Portfolio turnover	41%[2]	136%	60%	79%	122%	91%
Net assets at end of period (000’s omitted)	$25,428	$28,586	$29,567	$20,181	$18,443	$25,829

Managers California Intermediate Tax-Free Fund	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.17		$11.08	$11.08	$11.16	$10.87	$10.67

Income from Investment Operations:
Net investment income	0.19		0.40	0.41	0.48	0.51	0.50
Net realized and unrealized gain (loss) on investments	(0.08)		0.28	0.07	(0.08)	0.29	0.21

Total from investment operations	0.11		0.68	0.48	0.40	0.80	0.71

Less Distributions to Shareholders from:
Net investment income	(0.20)		(0.40)	(0.41)	(0.48)	(0.51)	(0.51)
Net realized gain on investments	(0.19)		(0.19)	(0.07)	—	—	—

Total distributions to shareholders	(0.39)		(0.59)	(0.48)	(0.48)	(0.51)	(0.51)#

Net Asset Value, End of Period	$10.89		$11.17	$11.08	$11.08	$11.16	$10.87

Total Return[1]	1.20%[2]		6.39%	4.46%	3.65%	7.49%	6.78%

Ratio of net expenses to average net assets[1]	0.55%[3]		0.55%	0.55%	0.53%	0.49%	0.49%
Ratio of total expenses to average net assets[1]	0.87	%[3],4	0.74%	0.69%	0.67%	0.69%	0.70%
Ratio of net investment income to average net assets	3.76%[3]		3.63%	3.72%	4.32%	4.57%	4.70%
Portfolio turnover	9%[2]		66%	116%	22%	6%	13%
Net assets at end of period (000’s omitted)	$47,967		$50,784	$59,012	$60,570	$65,153	$62,800

Financial Highlights

For a share outstanding throughout east period

Fremont Money Market Fund	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31,
		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01	0.01	0.01	0.02	0.05	0.06

Total from investment operations	0.01	0.01	0.01	0.02	0.05	0.06

Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)

Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.02)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.90%[2]	0.84%	0.93%	1.77%	4.67%	5.99%

Ratio of net expenses to average net assets[1]	0.52%[3]	0.43%	0.42%	0.42%	0.42%	42.00%
Ratio of net investment income to average net assets	1.77%[3]	0.83%	0.95%	1.75%	4.54%	5.80%
Net assets at end of period (000’s omitted)	$522,566	$631,357	$701,587	$870,105	$777,523	$707,992

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

#	Rounds less than $0.01 per share.

[1]	See Note 1(c) of “Notes to Financial Statements.”

[2]	Not Annualized.

[3]	Annualized.

[4]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)

Notes to Financial Statements

April 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Global Fund (“Fremont Global”), formerly Fremont Global Fund; Managers International Growth Fund (“International Growth”), formerly Fremont International Growth Fund; Managers Structured Core Fund (“Structured Core”), formerly Fremont Structured Core Fund; Managers Small Cap Fund (“Small Cap”), formerly Fremont U.S. Small Cap Fund; Managers Real Estate Securities Fund (“Real Estate Securities”), formerly Fremont Real Estate Securities Fund; Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), formerly Fremont California Intermediate Tax-Free Fund; and Fremont Money Market Fund (“Fremont Money Market”), formerly Fremont Money Market Fund; collectively the “Funds.” The former Funds will be referred to herein collectively as “the former Fremont Funds.”

At the close of business on January 14, 2005, each of the former Fremont Funds were re-organized from a series of Fremont Mutual Funds, Inc. into a respective new series of Managers Trust I.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic or international securities exchange are generally valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Under certain circumstances, the value of a Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. A Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Notes to Financial Statements (continued)

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” arrangement with The Bank of New York (“BNY”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For six months ended April 30, 2005, the custodian expense was not reduced for any of the Funds. Prior to January 15, 2005, the former Fremont Funds participated in a similar program offered by State Street Bank.

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Funds, has contractually agreed, through at least March 1, 2006, to waive fees and pay or reimburse expenses of International Growth, Small Cap, Real Estate Securities, and California Intermediate Tax-Free to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.50%, 1.60%, 1.50%, and 0.55%, respectively, of each Fund’s average daily net assets.

As of January 15, 2005, each Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. [Prior to January 15, 2005, the former Fremont Funds had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”)]. For six months ended April 30, 2005, the Funds made no such repayments to the Investment Manager. At April 30, 2005, the cumulative amount of expense reimbursement by the Manager subject to repayment by International Growth, Small Cap, Real Estate Securities, and California Intermediate Tax-Free equaled $9,223, $554, $6,112, and $33,438, respectively.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually for International Growth, Structured Core and Small Cap. Dividends resulting from net investment income, if any, normally will be declared and paid quarterly for Fremont Global and Real Estate Securities. Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly for California Intermediate Tax-Free and Fremont Money Market. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

(f) Capital Loss Carryovers

As of April 30, 2005, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Fremont Global	$53,118,961	2009
	34,344,610	2010
	15,309,619	2011
International Growth	2,593,261	2008
	12,561,900	2009
	122,656	2010
Structured Core
	4,644,860	2009
Small Cap	8,005,110	2008
	13,467,588	2009
	12,478,620	2010
Fremont Money Market	20,752	2008
	2,100	2010
	150,092	2011

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Structured Core - one owns 13%; Small Cap - three own 49%; Real Estate Securities - two own 43%; California Intermediate Tax-Free - two own 60%; Fremont Money Market - one owns 59%.

(h) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager provides or oversees investment management services to the Funds. (Prior to January 15, 2005, the former Fremont Funds had a similar Investment Management Agreement with FIA). The Investment Manager selects subadvisors for each Fund (subject to Trustee approval), allocates assets among subadvisors and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to Subadvisory Agreements with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended April 30, 2005, were as follows:

Fund	Investment Management Fee
Fremont Global	0.60%
International Growth	1.00%
Structured Core	0.35%
Small Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free	0.40%	on first $25 million
	0.35%	on next $25 million
	0.30%	on next $50 million
	0.25%	on next $50 million
	0.20%	on balance over $150 million
Fremont Money Market	0.30%	on first $50 million
	0.20%	on balance over $50 million

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum, except for Fremont Money Market Fund for which it is paid a fee of 0.15% per annum. Prior to January 15, 2005, the former Fremont Funds had a similar administration agreement with FIA at an annual rate of 0.20% per annum, except for Fremont Money Market Fund for which it was paid a fee of 0.15% per annum.

The aggregate annual retainer paid to each Independent Trustee is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Trust has an additional Independent Trustee who is paid an annual retainer of $30,000 plus $2,000 for each meeting attended. The fee is only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trust receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex since January 15, 2005 and the amount paid from the former Fremont Funds from November 1, 2004 through January 14, 2005 to the Trustees of the Fremont Mutual Funds, Inc.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the former Fremont Funds had a similar distribution agreement with Quasar Distributors, LLC).

Notes to Financial Statements (continued)

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005, were as follows:

	Long-Term Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Fremont Global	$65,759,565	$98,459,400	$212,351	$11,371,659
International Growth	8,931,135	5,439,020	N/A	N/A
Structured Core	38,866,946	38,463,019	N/A	N/A
Small Cap	21,328,143	17,569,181	N/A	N/A
Real Estate Securities	11,242,451	15,159,049	N/A	N/A
California Intermediate Tax-Free	4,065,183	6,317,163	N/A	N/A

(4) Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(7) Forward Foreign Currency Contracts

During the six months ended April 30, 2005, Fremont Global and International Growth invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Fremont Global and International Growth may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2005 were as follows:

Foreign Currency		Settlement Date	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/Loss
Fremont Global
Canadian Dollar	Short	05/18/05	$(3,567,421)	$(3,506,116)	$61,305
Canadian Dollar	Long	05/18/05	1,379,870	1,354,998	(24,872)
Euro	Short	05/18/05	(26,267,445)	(26,077,201)	190,244
Euro	Long	05/18/05	5,209,700	5,166,348	(43,352)
Pound Sterling	Short	05/18/05	(9,399,200)	(9,549,493)	(150,293)
Pound Sterling	Long	05/18/05	1,865,500	1,908,124	42,624
Japanese Yen	Short	05/18/05	(1,927,897)	(1,906,305)	21,592
Norwegian Krone	Short	05/18/05	(2,170,206)	(2,224,482)	(54,276)

Total			$(34,877,099)	$(34,834,127)	$42,972

(8) Futures Contracts Held or Issued for Purposes other than Trading

Fremont Global and Structured Core use Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Funds had no open futures contracts as of April 30, 2005.

(9) Line of Credit

Prior to January 15, 2005 the former Fremont Funds had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, each former Fremont Fund’s borrowings could not exceed 20% of each Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the unused balance of the LOC and the former Fremont Fund’s portion for the period November 1, 2004 through January 14, 2005 was $639, $141, $197, $168, $76, $128, and $1,373, for the Fremont Global Fund, Fremont International Growth Fund, Fremont Structured Core Fund, Fremont U.S. Small Cap Fund, Fremont Real Estate Securities Fund, Fremont California Intermediate Tax-Free Fund, and Fremont Money Market Fund, respectively. The LOC was terminated at the close of business on January 14, 2005.

(10) Subsequent Event

Effective June 1, 2005, Jarislowsky, Fraser Ltd. was replaced with Wellington Management Company, LLP (“Wellington”), as a subadvisor of the Managers Fremont Global and Managers International Growth Funds (the “Funds”). Wellington, located in Boston, Massachusetts, had assets under management of approximately $470 billion as of December 31, 2004. The portion of the assets of the Funds managed by Wellington will be managed by Wellington’s International Growth Team, compromised of portfolio managers Mr. Jean-Marc Berteaux and Mr. Andrew S. Offitt and supported by a team of over 50 analysts. Mr. Berteaux is a Vice President and portfolio manager for Wellington and has been an investment professional with the firm since 2001. Mr. Offitt is a Senior Vice President and portfolio manager for Wellington and has been an investment professional with the firm since 1997.

Effective June 1, 2005, Bernstein Investment Research and Management (“Bernstein”), a unit of Alliance Capital Management, L.P. was appointed as an additional subadvisor to the Managers Fremont Global Fund (the “Fund”). Bernstein, located in New York, New York, had assets under management of approximately $539 billion as of December 31, 2004. The portion of the assets of the Fund managed by Bernstein will be managed by Mr. Kevin F. Simms, a Co-Chief Investment Officer and portfolio manager of Bernstein. Mr. Simms has been the Chief Investment Officer of Global and International Value Equities for Bernstein since 2000. Mr. Simms served as Director of Research – Emerging Markets Value from 1998 to 2000 and has been with Bernstein since 1992.

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MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Company, LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers LLC*

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Funds’ portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

www.managersinvest.com.

SEMI-ANNUAL REPORT

The Managers Funds

April 30, 2005

•	Managers Fremont Bond Fund

MANAGERS FREMONT BOND FUND

(formerly Fremont Bond Fund)

Semi-Annual Report

April 30, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Summary of Industry Weightings and Top Ten Holdings	4
Schedule of Portfolio Investments	5
Notes to Schedule of Portfolio Investments	12

Financial Statements:
Statement of Assets and Liabilities	13
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts
Statement of Operations	14
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statement of Changes in Net Assets	15
Detail of changes in Fund assets for the past two fiscal periods

Financial Highlights	16
Net asset value per share, total return, expense ratios, turnover ratio and net assets

Notes to Financial Statements	17
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder,

Welcome again to The Managers Funds. The past few months since the acquisition of the Fremont Funds have been very busy. Our new San Francisco office is staffed almost entirely by former Fremont employees who are working hard with their new colleagues on your behalf. In general, the integration of our two firms has proceeded more smoothly than I had anticipated.

As you may know, in April Managers Investment Group launched a new Web site at www.managersinvest.com. The new site provides you with expanded information on The Managers Funds, especially the people, philosophy and process behind each of the Funds. We invite you to visit the site and bookmark it for future reference.

I am pleased to report that on March 22, 2005, The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards recognize fund families that deliver consistently strong relative performance for their fund shareholders. The Lipper Fund Award 2005 that we received was given for our performance last year, before the Fremont Funds joined our fund family.

The Managers Funds was honored for the performance of six of our fixed income funds, including U.S. and foreign corporate, high yield, short- and long-duration, and government bond funds. In the fixed income asset class, The Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award were: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond), and Managers Short Duration Government (Ultra-short Bond).

Also, in May our Managers Bond Fund, subadvised by Dan Fuss of Loomis Sayles, was given the Standard & Poor’s/BusinessWeek Excellence in Fund Management Award, developed for fund managers who have “proven histories of strong fund management anchored by track records of consistently sound returns” (see www.standardandpoors.com).

Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit www.managersinvest.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
The Managers Funds

1

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During the Period*
Managers Fremont Bond Fund
Based on Actual Fund Return	0.60%	$1,000	$1,016	$3.00
Based on Hypothetical 5% Annual Return	0.60%	$1,000	$1,022	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

2

Managers Fremont Bond Fund Performance (unaudited)

All periods ended April 30, 2005

		Average Annual Total Returns(1)					Inception Date
	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception
Managers Fremont Bond(2)	1.56%	6.38%	6.45%	8.18%	7.94%	7.28%	Apr.’93

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

(2)	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3

Managers Fremont Bond Fund

Summary of Fund Information (unaudited)

April 30, 2005

Summary of Portfolio Credit Quality

Portfolio Credit Quality	Percentage of Net Assets
Aaa	94.4%
Aa	0.3
A	1.5
Baa	1.7
Ba and lower	2.1

100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
FNMA, 5.500%, TBA	13.2%
FNMA, 5.000%, 06/12/33	3.5
FHLMC Discount Notes, 0.000%, 05/31/05	3.2
Svenska Handels Banken Discount Notes, 3.020%, 07/20/05	2.3
Rabobank USA Financial Corp., 2.890%, 05/02/05	2.2
Total Fina Elf SA, CP, 2.870%, 05/03/05	2.2
Federal Home Loan Discount Notes, 0.000%, 05/25/05	2.2
Fortis Funding LLC, Discount Notes, 2.950%, 05/25/05	2.2
UBS Finance (Delaware) LLC, Discount Notes, 2.720%, 06/02/05	2.2
FHLMC Discount Notes, 0.000%, 06/15/05	2.2

Top Ten as a Group	35.4%

4

Managers Fremont Bond Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Principal Amount	Value
Corporate Bonds - 10.3%
Asset-Backed Securities - 5.2%
Amortizing Residential Collateral Trust, 3.310%, 07/25/32[4]	$245,686	$246,436
Argent Securities Inc., 3.200%, 11/25/34[4]	1,593,131	1,594,123
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000	2,645,500
Bear Stearns Adjustable Rate Mortgage Trust, 4.090%, 11/25/30[4]	133,268	133,891
Bear Stearns Adjustable Rate Mortgage Trust, 5.087%, 04/25/33[4]	1,666,358	1,653,904
Bear Stearns Adjustable Rate Mortgage Trust, 5.259%, 10/25/32[4]	133,366	133,475
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33[4]	362,207	367,174
Bear Stearns Alt-A Trust, 5.446%, 05/25/35	4,400,000	4,456,615
Bear Stearns Asset Backed Securities, Inc., 3.270%, 02/15/31[4]	184,891	185,215
CDC Mortgage Capital Trust, 3.310%, 01/25/33[4]	92,704	92,776
Citibank Omni-S Master Trust, 3.080%, 08/18/09[4]	8,400,000	8,408,056
Citibank Omni-S Master Trust, 3.330%, 11/17/09[4]	7,700,000	7,720,966
CS First Boston Mortgage Securities Corp., 3.570%, 08/25/33 (a)	2,665,492	2,677,987
CS First Boston Mortgage Securities Corp., 5.667%, 10/25/32[4]	334,097	338,111
EMC Mortgage Loan Trust, Class A, 3.390%, 05/25/40 (a)[4]	3,072,612	3,084,823
First Nationwide Trust, 3.130%, 09/25/31[4]	12,584	12,584
GS Mortgage Securities Corp. II, 6.526%, 08/15/18 (a)	800,000	880,616
Nationslink Funding Corp., 6.654%, 11/10/30	238,644	243,108
Nelnet Student Loan Trust, 3.150%, 04/25/11[4]	668,991	669,271
Prime Mortgage Trust, 3.420%, 02/25/19[4]	224,553	224,998
Prime Mortgage Trust, 3.420%, 02/25/34[4]	936,803	939,016
Prudential Home Mortgage Securities, 7.000%, 06/25/08	122,473	122,312
Structured Asset Mortgage Investments Inc., 3.310%, 09/19/32[4]	3,153,820	3,158,259
Structured Asset Securities Corp., 3.310%, 01/25/33[4]	99,449	99,891
Structured Asset Securities Corp., 3.470%, 06/25/17[4]	549,159	549,975
Structured Asset Securities Corp., 6.250%, 01/25/32	275,405	282,611
Structured Asset Securities Corp., 7.000%, 02/25/16	8,998	8,986

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Asset-Backed Securities (continued)
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23[4]	$184,192		$187,369
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	4,066,419		4,264,024
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	161,013		172,694
Washington Mutual MSC Mortgage Pass-Through, 5.385%, 02/25/31	522,933		532,431
Wells Fargo Home Equity Trust, 3.620%, 06/25/19[4]	507,143		507,224
Total Asset-Backed Securities			46,594,421
Finance - 3.3%
American General Finance Corp., 3.093%, 03/23/07[4]	600,000		599,025
Ford Motor Credit Co., 3.540%, 06/30/05[4]	4,300,000		4,296,311
Ford Motor Credit Co., 3.750%, 11/16/06[4]	3,400,000		3,338,746
Ford Motor Credit Co., 7.600%, 08/01/05	1,200,000		1,208,482
General Motors Acceptance Corp., 4.750%, 05/19/05[4]	1,400,000		1,400,426
General Motors Acceptance Corp., 8.750%, 07/15/05	7,000,000		7,051,191
KBC Bank Fund Trust II, 6.875%, 06/30/49 (€)[5]	1,900,000		2,792,765
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49 (€)[5]	1,800,000		2,837,716
Qwest Capital Funding, Inc., 7.250%, 02/15/11	3,413,000	[1]	3,071,700
Royal Bank of Scotland Group PLC, 9.118%, 03/31/49[5]	1,000,000		1,192,883
UFJ Finance Aruba AEC, 6.750%, 07/15/13	1,200,000	[1]	1,324,843
Total Finance			29,114,088
Industrials - 1.8%
DaimlerChrysler N.A. Holding Corp., 3.150%, 11/17/06[4]	5,800,000		5,778,801
Deutsche Telekom International Finance BV, 7.750%, 06/15/05	350,000		351,975
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000		2,007,900
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000		464,000
Sonat Inc., 7.625, 07/15/11	1,300,000		1,267,500
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		6,092,577
Total Industrials			15,962,753
Total Corporate Bonds (cost $87,636,220)			91,671,262
Foreign Government and Agency Obligations - 5.8%
Bonos Y Obligaciones Del Estado (Spain), 4.200%, 01/31/37 (€)	700,000		936,524

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Foreign Government and Agency Obligations (continued)
Bonos Y Obligaciones Del Estado (Spain), 5.750%, 07/30/32 (€)	$1,100,000		$1,840,185
Bundesrepublik Deutschland (Germany), 4.750%, 07/04/34 (€)	1,400,000		2,052,244
Bundesrepublik Deutschland (Germany), 5.500%, 01/04/31 (€)	1,800,000		2,900,809
Bundesrepublik Deutschland (Germany), 5.625%, 01/04/28 (€)	800,000		1,297,105
Canada Government Real Return Bond, 3.000%, 12/01/36 ($C)	409,204		405,099
Canadian Government Bond, 5.750%, 06/01/33 ($C)	800,000		754,452
Federal Republic of Brazil, 4.250%, 04/15/06[4]	264,000[1]		264,475
Federal Republic of Brazil, 4.313%, 04/15/09[4]	235,310		231,484
Federal Republic of Brazil, 4.313%, 04/15/09[4]	47,062		46,297
Federal Republic of Brazil, 4.313%, 04/15/12[4]	164,708		155,013
Federal Republic of Brazil, 8.000%, 04/15/14	633,295	[1]	632,516
Federal Republic of Brazil, 8.840%, 06/29/09[4]	100,000		114,375
Federal Republic of Brazil, 11.000%, 01/11/12	5,090,000		5,917,125
Federal Republic of Brazil, 11.000%, 08/17/40	800,000[1]		907,400
France, Government of, 4.000%, 04/25/55 (€)	600,000		777,092
France, Government of, 4.750%, 04/25/35 (€)	2,300,000		3,368,138
France, Government of, 5.750%, 10/25/32 (€)	3,200,000		5,360,679
Mexico, Government of, 7.500%, 01/14/12	1,000,000		1,112,500
Mexico, Government of, 8.375%, 01/14/11	600,000		688,200
Republic of Panama, 8.250%, 04/22/08	600,000		652,500
Republic of Panama, 8.875%, 09/30/27	200,000		225,000
Republic of Peru, 9.125%, 02/21/12 (a)	6,800,000	[1]	7,820,000
Republic of Peru, 9.875%, 02/06/15	1,900,000	[1]	2,239,625
Russian Federation, 5.000%, 03/31/30[4]	6,000,000		6,385,200
Russian Federation, 5.000%, 03/31/30 (a)[4]	900,000		960,192
United Mexican States, 11.375%, 09/15/16	300,000		435,750
United Mexican States, 6.375%, 01/16/13	1,860,000	[1]	1,944,630
United Mexican States, 8.000%, 09/24/22	1,000,000		1,162,500
United Mexican States, 9.875%, 02/01/10	200,000		238,960
Total Foreign Government and Agency Obligations (cost $48,550,835)			51,826,069
U.S. Government and Agency Obligations - 48.6%
Federal Home Loan Bank - 0.1%
FHLB, 3.180%, 02/05/07[4]	700,000		650,483
Federal Home Loan Mortgage Corporation - 2.4%
FHLMC, 3.450%, 09/15/30[4]	157,380		158,265

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Federal Home Loan Mortgage Corporation (continued)
FHLMC, 7.815%, 07/01/30	$9,165		$9,273
FHLMC, 5.000%, 10/01/18 to 11/01/18	3,347,659		3,378,731
FHLMC, 6.000%, 02/01/16 to 09/01/16	619,764		642,981
FHLMC, 6.500%, 01/01/26 to 08/15/31	15,255,534		16,239,567
FHLMC, 7.000%, 11/15/20	70,129		70,097
FHLMC, 7.500%, 08/15/30	1,138,051		1,164,846
Total Federal Home Loan Mortgage Corporation			21,663,760
Federal National Mortgage Association - 39.0%
FNMA, 2.925%, 09/22/06[4]	3,700,000		3,698,154
FNMA, 4.013%, 05/01/36	3,535,713		3,609,410
FNMA, 4.176%, 05/01/36	2,058,902		2,102,075
FNMA, 4.500%, 12/01/19 to 02/01/20	1,975,644		1,956,943
FNMA, 5.000%, 12/01/17 to 03/01/34	62,610,593		62,951,091
FNMA, 5.000%, TBA	2,000,000		1,980,000
FNMA, 5.000%, TBA	39,000,000		38,524,668
FNMA, 5.000%, TBA	13,500,000		13,597,038
FNMA, 5.500%, 12/01/16 to 05/01/35	63,960,815		64,691,578
FNMA, 5.500%, TBA	144,000,000		145,395,070
FNMA, 6.000%, 04/01/16	5,689,662		5,900,676
FNMA, 7.200%, 05/25/23	1,944,426		2,076,291
FNMA, 7.500%, 02/25/08	100,000		105,204
FNMA Whole Loan, 6.500%, 12/25/42	895,259		930,125
Total Federal National Mortgage Association			347,518,323
Government National Mortgage Association - 1.4%
GNMA, 3.375%, 04/20/21 to 03/20/24	129,958		132,140
GNMA, 3.750%, 08/20/25	80,842		82,047
GNMA, 4.125%, 11/20/24 to 11/20/29	1,217,057		1,235,923
GNMA, 6.500%, 06/20/28	2,546,990		2,655,425
GNMA, 6.750%, 10/16/40	6,973,798		7,772,018
Total Government National Mortgage Association			11,877,553
United States Treasury Bonds - 5.7%
U.S. Treasury Bonds, 1.875%, 07/15/13	835,120		861,087
U.S. Treasury Bonds, 2.000%, 01/15/14	1,556,445		1,616,454
U.S. Treasury Bonds, 2.375%, 01/15/25	9,561,116		10,445,902
U.S. Treasury Inflation Indexed Bonds, 1.625%, 01/15/15	4,016,360	[1]	4,028,754
U.S. Treasury Inflation Indexed Bonds, 3.000%, 07/15/12	6,291,347		6,999,866
U.S. Treasury Inflation Indexed Bonds, 3.375%, 01/15/07	847,084		889,273

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
United States Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	$1,185,400		$1,583,760
U.S. Treasury Inflation Indexed Bonds, 3.875%, 01/15/09	20,926,353	[1]	23,132,617
U.S. Treasury Inflation Indexed Bonds, 4.250%, 01/15/10	1,139,570		1,303,918
Total United States Treasury Bonds			50,861,631
Total U.S. Government and Agency Obligations (cost $426,459,261)			432,571,750
Municipal Bonds - 1.7%
New York City Transitional Finance Authority, Residuals - Series 1093, 5.000%, 02/01/33 (a)[4]	3,550,000		3,865,489
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals, Series 658, 5.000%, 06/15/23 (a)[4]	1,050,000		1,176,000
New York, NY Residual - Series 1027, Municipal Bond, 5.000%, 03/01/30 (a)[4]	250,000		269,375
Tobacco Settlement Funding Corp. of New Jersey, 4.375%, 06/01/19	2,200,000		2,211,000
Tobacco Settlement Funding Corp. of New Jersey, 6.125%, 06/01/24	950,000		978,500
Tobacco Settlement Funding Corp. of New Jersey, 6.750%, 06/01/39	5,350,000		5,677,688
Total Municipal Bonds (cost $13,575,309)			14,178,052

	Shares
Municipal Funds - 1.3%
Dreyfus Municipal Income, Inc.	37,500	[1]	336,000
Managed Municipals Portfolio, Inc.	55,000	[1]	590,150
MFS Municipal Income Trust	53,800	[1]	422,330
MuniEnhanced Fund, Inc.	44,000		483,120
MuniHoldings Florida Insured Fund	25,000		377,250
MuniHoldings Insured Fund II, Inc.	51,900		681,447
MuniVest Fund, Inc.	55,000		522,500
MuniYield Fund, Inc.	55,000	[1]	788,700
MuniYield Quality Fund II, Inc.	55,000		691,900
MuniYield Quality Fund, Inc.	55,000		799,700
Nuveen Performance Plus Municipal Fund	55,000	[1]	783,750
Nuveen Premium Income Municipal Fund 2	55,000		772,750
Nuveen Premium Income Municipal Fund 4	55,000		676,500
Nuveen Quality Income Municipal Fund	55,000		773,300
Putnam Municipal Bond Fund	48,000		583,200

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Municipal Funds (continued)
Salomon Brothers Municipal Partners Fund, Inc.	15,600		$204,984
Scudder Municipal Income Trust	55,000	[1]	657,800
Van Kampen Municipal Opportunity Trust II	45,600		607,848
Van Kampen Trust for Investment Grade Municipals	55,000		811,250
Van Kampen Value Municipal Income Trust	14,200		191,700
Total Municipal Funds (cost $11,638,151)			11,756,179
Preferred Stocks - 0.8%
DG Funding Trust, 5.340% (a)[4]	573		6,131,100
FNMA Preferred, 7.000%[4]	23,700		1,322,017
Total Preferred Stocks (cost $7,234,560)			7,453,117
Rights - 0.1%
United Mexican States Value Recovery Rights,
Series C, Exp. June 2005*	17,800,000		121,040
United Mexican States Value Recovery Rights,
Series D, Exp. June 2006*	17,761,000		439,585
United Mexican States Value Recovery Rights,
Series E, Exp. June 2007*	11,950,000		277,838
Total Rights (cost $310,039)			838,463

	Principal Amount
Short-Term Investments – 59.3%
Certificates of Deposit - 2.6%
Morgan Stanley Warehouse Facilities, CD, 2.660%, 05/01/05[4]	$2,400,000		2,385,740
Wells Fargo Bank Co., CD, 2.830%, 05/09/05	21,000,000		21,000,000
Total Certificates of Deposit			23,385,740
Commercial Paper - 25.5%
Bank of Ireland Discount Notes, 2.690%, 05/09/05	20,000,000		19,988,022
Barclays U.S. Funding Corp., Discount Notes, 2.840%, 06/03/05	11,500,000		11,469,904
DnB NOR Group, 2.760%, 06/13/05	20,000,000		19,934,067
Fortis Funding LLC, Discount Notes, 2.950%, 05/25/05	24,400,000		24,352,013
Rabobank USA Financial Corp., 2.890%, 05/02/05	24,400,000		24,398,041
Skandi Ensk Bank Discount Notes, 2.870%, 06/09/05	2,300,000		2,292,824
Skandi Ensk Bank Discount Notes, 2.750%, 05/17/05	24,300,000		24,270,192
Skandi Ensk Bank Discount Notes, 3.050%, 07/14/05	300,000		298,107
Svenska Handels Banken Discount Notes, 3.020%, 07/20/05	25,000,000		24,831,110
Total Fina Elf SA, CP, 2.870%, 05/03/05	24,400,000		24,396,110
UBS Finance (Delaware) LLC, Discount Notes, 2.720%, 06/01/05 to 06/02/05	26,600,000		26,535,626

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Commercial Paper (continued)
UBS Finance (Delaware) LLC, Discount Notes, 2.740%, 06/10/05	$300,000	$299,085
Westpac Capital Corp., 2.940%, 06/10/05	24,100,000	24,021,273
Total Commercial Paper		227,086,374
U.S. Government and Agency Obligations - 23.5%[6]
FHLB, Discount Notes, 0.000%, 05/02/05 to 05/25/05	33,100,000	33,053,071
FHLMC Discount Notes, 0.000%, 05/17/05 to 08/09/05	89,550,000 [1]	89,272,960
FNMA Discount Notes, 0.000%, 05/25/05 to 07/27/05	81,600,000 [1]	81,190,016
U.S. Treasury Bills, 0.000%, 05/05/05 to 06/16/05	5,725,000 [1]	5,708,072
Total U.S. Government and Agency Discount Notes		209,224,119

	Shares
Other Investment Companies – 7.7%[2]
Bank of New York Institutional Cash Reserves Fund, 2.97%[3]	56,229,647	56,229,647
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 2.74%	12,464,500	12,464,500
Total Other Investment Companies		68,694,147
Total Short-Term Investments (cost $528,388,434)		528,390,380
Total Investments – 127.9% (cost $1,123,792,809)		1,138,685,272
Other Assets, less Liabilities - (27.9%)		(248,143,928)
Net Assets - 100.0%		$890,541,344

The accompanying notes are an integral part of these financial statements.

11

Managers Fremont Bond Fund

Notes to Schedule of Portfolio Investments

Note:	Based on the cost of investments of $1,123,792,809 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $15,916,508 and $1,024,045, respectively, resulting in net unrealized appreciation of investments of $14,892,463.

*	Non-income-producing securities.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2005, the value of these securities amounted to $26,865,582, or 3.0% of net assets.

[1]	Some or all of these shares, amounting to a market value of $55,223,752, or 6.2% of net assets, were out on loan to various brokers.

[2]	Yield shown for an investment company represents the April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Variable Rate Security. The rate listed is as of April 30, 2005.

[5]	Perpetuity Bond. The date shown is the final call date.

[6]	Zero coupon security.

Investment Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GNMA: Government National Mortgage Association

TBA: To Be Announced

FHLB: Federal Home Loan Bank

CD: Certificate of Deposits

CP: Commercial Paper

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

€: Euro        $C: Canadian Dollar

The accompanying notes are an integral part of these financial statements.

12

Managers Fremont Bond Fund

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $55,223,752 )	$1,138,685,272
Foreign currency**	595,744
Receivable for investments sold	45,917,789
Receivable for Fund shares sold	860,479
Receivable for open forward foreign currency contracts	11,962,826
Swaps premiums paid	258,692
Unrealized appreciation on swaps	882,284
Dividends, interest and other receivables	3,324,485
Prepaid expenses	43,632

Total assets	1,202,531,203

Liabilities:
Payable for investments purchased	40,693,144
Payable for investments purchased on a when-issued basis	199,023,891
Payable for Fund shares repurchased	523,406
Payable upon return of securities loaned	56,229,647
Payable for open forward foreign currency contracts	11,294,632
Payable for investments sold short, at value	610,475
Liability for options written (premiums received $1,311,545)	1,367,732
Swap premiums received	377,850
Unrealized depreciation on swaps	696,439
Dividends payable to shareholders	295,240
Accrued expenses:
Investment advisory and management fees	214,805
Administrative fees	144,062
Other	518,536

Total liabilities	311,989,859

Net Assets	$890,541,344

Shares outstanding	85,086,451

Net asset value, offering and redemption price per share	$10.47

Net Assets Represent:
Paid-in capital	$873,180,276
Distributions in excess of net investment income	(539,487)
Accumulated net realized gain from investments, options, futures, swaps, foreign currency contracts and translations	2,469,400
Net unrealized appreciation of investments, options, futures, foreign currency contracts and translations	15,431,155

Net Assets	$890,541,344

* Investments at cost	$1,123,792,809
** Foreign currency at cost	584,031

The accompanying notes are an integral part of these financial statements.

13

Managers Fremont Bond Fund

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Investment Income:
Interest income	$13,955,392
Dividend income	629,540
Foreign withholding tax	(1,059)
Securities lending fees	26,924

Total investment income	14,610,797

Expenses:
Investment advisory and management fees	1,734,955
Administrative fees	725,755
Insurance	357,161
Transfer agent fees	216,320
Custodian fees	88,294
Registration fees	67,010
Professional fees	45,294
Reports to shareholders	35,083
Trustees fees and expenses	27,747
Miscellaneous	10,560

Total expenses before offsets	3,308,179

Less: Expense reimbursements	(721,106)

Net expenses	2,587,073

Net investment income	12,023,724

Net Realized and Unrealized Gain (Loss):
Net realized gain on investment, option, future, and swap transactions	33,086,519
Net realized gain on foreign currency contracts and translations	467,841
Net unrealized depreciation of investments, options, futures, swaps, foreign currency contracts and translations	(5,044,846)

Net realized and unrealized gain	28,509,514

Net Increase in Net Assets Resulting from Operations	$40,533,238

The accompanying notes are an integral part of these financial statements.

14

Managers Fremont Bond Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31, 2004
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$12,023,724	$18,779,000
Net realized gain on investments, options, futures, swaps, foreign currency and translations	33,554,360	31,088,000
Net unrealized appreciation (depreciation) of investments, options, futures, swaps, foreign currency contracts and translations	(5,044,846)	1,087,000

Net increase in net assets resulting from operations	40,533,238	50,954,000

Distributions to Shareholders:
From net investment income	(12,184,027)	(19,978,000)
From net realized gain on investments	(54,572,649)	(4,036,000)

Total distributions to shareholders	(66,756,676)	(24,014,000)

From Capital Share Transactions:
Proceeds from the sale of shares	127,939,283	210,336,000
Reinvestment of dividends and distributions	36,435,824	23,295,000
Cost of shares repurchased	(100,409,325)	(259,848,000)

Net increase (decrease) from capital share transactions	63,965,782	(26,217,000)

Total increase in net assets	37,742,344	723,000

Net Assets:
Beginning of period	$852,799,000	$852,076,000

End of period	890,541,344	852,799,000

End of period undistributed net investment loss	$(539,487)	$(379,000)

Share Transactions:
Sale of shares	12,001,790	19,886,000
Shares issued in connection with reinvestment of dividends and distributions	3,479,723	2,211,000
Shares repurchased	(9,453,238)	(24,710,000)

Net increase (decrease) in shares	6,028,275	(2,613,000)

The accompanying notes are an integral part of these financial statements.

15

Managers Fremont Bond Fund

Financial Highlights

For shares of capital stock outstanding throughout each fiscal period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of period	$10.79		$10.43	$10.51	$10.57	$9.73	$9.66

Income from Investment Operations:
Net investment income	0.14		0.24	0.27	0.41	0.54	0.61
Net realized and unrealized gain on investments	0.01		0.42	0.36	0.13	0.95	0.15

Total from investment operations	0.15		0.66	0.63	0.54	1.49	0.76

Less Distributions to Shareholders from:
Net investment income	(0.14)		(0.25)	(0.37)	(0.47)	(0.53)	(0.69)
Net realized gain on investments	(0.33)		(0.05)	(0.34)	(0.13)	(0.12)	—

Total distributions to shareholders	(0.47)		(0.30)	(0.71)	(0.60)	(0.65)	(0.69)

Net Asset Value, End of Period	$10.47		$10.79	$10.43	$10.51	$10.57	$9.73

Total Return (a)	1.56	%(c)	6.45%	6.20%	5.43%	15.79%	8.33%

Ratio of net operating expenses to average net assets (b)	0.60	%(d)	0.60%	0.61%	0.59%	0.57%	1.83	%(f)
Ratio of total expenses to average net assets	0.75	%(d,e)	0.69%	0.66%	0.64%	0.63%	1.90%
Ratio of net investment income to average net assets (a)	2.77	%(d)	2.24%	2.81%	3.75%	4.90%	6.44%
Portfolio turnover	330	%(c)	113%	85%	81%	160%	176%
Net assets at end of period (000’s omitted)	$890,541		$852,799	$852,076	$1,150,534	$921,323	$227,450

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

(f)	Ratio of net expenses to average net assets excluding interest expense is 0.62%.

16

Managers Fremont Bond Fund

Notes to Financial Statements

April 30, 2005 (unaudited)

(1) Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Bond Fund (the “Fund”), formerly Fremont Bond Fund (the “Predecessor Fund).

At the close of business on January 14, 2005, the Fund was re-organized from a series of Fremont Mutual Funds, Inc., into Managers Fremont Bond Fund, a series of Managers Trust I.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

17

Notes to Financial Statements (continued)

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For six months ended April 30, 2005, the custodian expense was not reduced. (Prior to January 15, 2005, the Predecessor Fund participated in a similar program offered by State Street Bank).

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2006, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 0.60% of the Fund’s average daily net assets.

As of January 15, 2005, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. Prior to January 15, 2005, the Fund had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”). For the six months ended April 30, 2005, the Fund made no such repayments to the Investment Manager. At April 30, 2005, the cumulative amount of expense reimbursement by the Manager subject to repayment by the Fund equaled $322,315.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign

18

Notes to Financial Statements (continued)

currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

(f) Capital Loss Carryovers

As of April 30, 2005, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 53%.

(h) Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

19

Notes to Financial Statements (continued)

(j) TBA Sale Commitments

The Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. The Fund had the following open TBA sale commitments outstanding as of April 30, 2005:

Current Amount	Security	Liability
$ 2,000,000	FNMA, 5.000%	$1,581,250
13,500,000	FNMA, 5.000%	13,490,430
39,000,000	FNMA, 5.000%	40,087,656
144,000,000	FNMA, 5.500%	143,864,555

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005 under which the Investment Manager provides or oversee investment management services to the Fund. Prior to January 15, 2005, the Predecessor Fund had a similar Investment Management Agreement with FIA. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2005, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% per annum. Prior to January 15, 2005, the Predecessor Fund had a similar expense reimburesment agreement with FIA at an annual rate of 0.20% per annum. During the period November 1, 2004 through January 14, 2005, the Predecessor Fund paid administration fees of $263,939. During the period January 15, 2005 through April 30, 2005, the Fund paid administration fees of $461,816.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Trust has an additional Independent Trustee who is paid an annual retainer of $30,000 plus $2,000 for each meeting

20

Notes to Financial Statements (continued)

attended. The fee is only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $27,747 for the six months ended April 30, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex since January 15, 2005 and the amount paid from the Predecessor Fund from November 1, 2004 through January 14, 2005 to the Trustees of the Fremont Mutual Funds, Inc.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the Predecessor Fund had a similar distribution agreement with Quasar Distributors, LLC).

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005, were $1,967,801,578 and $2,042,824,107, respectively. Purchases and sales of U.S. Government securities for the six months ended April 30, 2005, were $1,928,679,836 and $2,032,929,252, respectively.

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6) Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

21

Notes to Financial Statements (continued)

(7) Futures Contracts Held or Issued for Purposes other than Trading

The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Fund had the following open futures contracts as of April 30, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)

10-Year Japanese Yen	10	Long	June 2005	$281,296

3-Month Eurodollar	290	Long	December 2005 - March 2006	124,813

3-Month Eurodollar	1823	Short	June 2005 - September 2006	(2,528,202)

5-Year U.S. Treasury Note	39	Long	June 2005	38,391

10-Year U.S. Treasury Note	225	Short	June 2005	(101,072)

10-Year U.S. Treasury Note	587	Long	June 2005	1,087,972

30-Year U.S. Treasury Bond	377	Long	June 2005	1,060,625

				$(36,177)

(8) Interest Rate Caps, Swap Contracts and Options

The Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis

22

Notes to Financial Statements (continued)

in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At April 30, 2005 the Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount		Value
6 Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11		£7,100,000	$95,524
Fixed Rate 2.000%	6 Month JPY-LIBOR-BBA	06/15/12		¥1,274,100,000	(918,535)
Fixed Rate 6.000%	3 Month CAD-LIBOR	12/16/19	$	C 800,000	3,888
6 Month EURIBOR	Fixed Rate 6.000%	03/15/32		€4,800,000	562,830
Fixed Rate 5.000%	6 Month GBP-LIBOR	03/15/32		£2,800,000	(155,750)
6 Month EURIBOR	Fixed Rate 6.000%	06/18/34		€2,900,000	478,730

					$66,687

$C:	Canadian Dollar

€:	Euro

¥:	Japanese Yen

£:	British Pound

For the six months ended April 30, 2005, the Fund received and paid premiums of $377,850 and $258,692, respectively, and the unrealized gain was $185,845.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on April 30, 2005 for the Fund:

Name	Number of Contracts	Exercise Price	Expiration Month	Unrealized Gain/(Loss)
10-Year USTN (Call)	57	112	May 2005	$(6,214)
10-Year USTN (Call)	222	113	May 2005	31,512
10-Year USTN (Call)	95	114	May 2005	31,649
30-Year USTB (Call)	119	116	May 2005	41,398
30-Year USTB (Call)	8	118	May 2005	4,095
3-Month LIBOR (Call)	13,900,000	6.000%	June 2005	(865,219)
10-Year USTN (Put)	307	108	May 2005	98,021
30-Year USTB (Put)	149	111	May 2005	126,801
30-Year USTB (Put)	301	108	May 2005	122,241
3-Month EURIBOR (Put)	118	97	June 2005	36,400
3-Month LIBOR (Put)	50	94	June 2005	11,429
3-Month LIBOR (Put)	8,100,000	6.700%	June 2005	308,205

			Total:	$(59,682)

23

Notes to Financial Statements (continued)

Transactions in written put and call options for the six months ended April 30, 2005 were as follows:

	Amount of Premiums	Number of Contracts
Options Outstanding at October 31, 2004	$2,047,000	1,495
Options sold	637,884	1,376
Options cancelled in closing purchase transactions	—	—
Options expired prior to exercise	(1,373,339)	(1,275)
Options exercised	—	—

Options outstanding at April 30, 2005	$1,311,545	1,596

(9) Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(10) Forward Foreign Currency Contracts

During the six months ended April 30, 2005, the Fund invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

24

Notes to Financial Statements (continued)

Open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2005 were as follows:

Foreign Currency		Settlement Date	Unrealized Gain/Loss
Brazilian Real	Short	09/08/05	$5,806
Brazilian Real	Long	05/23/05 - 09/08/05	140,276
Canadian Dollar	Short	06/09/05	15,996
Chilean Peso	Long	05/16/05 - 08/02/05	(3,602)
Euro	Short	05/18/05 - 05/25/05	175,317
Euro	Long	05/18/05	(1,309)
Indian Rupee	Long	06/21/05	(1,413)
Japanese Yen	Long	05/17/05 - 06/13/05	372,556
South Korean Won	Long	05/24/05 - 07/27/05	7,836
Mexican Peso	Long	05/27/05 - 06/23/05	5,207
Peruvian Nuevo Sol	Long	05/23/05 - 06/14/05	866
Polish Zloty	Long	05/23/05 - 06/23/05	(27,942)
Russian Ruble	Long	05/23/05 - 07/28/05	(1,132)
Singapore Dollar	Long	05/24/05 - 07/26/05	349
Slovakian Koruna	Long	05/27/05 - 06/23/05	(18,109)
New Taiwan Dollar	Long	05/24/05 - 06/21/05	(2,508)

Total			$668,194

(11) Line of Credit

Prior to January 15, 2005 the Predecessor Fund had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, the Predecessor Fund’s borrowings could not exceed 20% of the Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the unused balance of the LOC and the Predecessor Fund’s portion of this fee for the period November 1, 2004 through January 14, 2005, equaled $2,303. The LOC was terminated at the close of business on January 14, 2005.

25

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Company, LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimeSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management, LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quardrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESQUARE MID CAP GROWTH

TIMESQUARE SMALL CAP GROWTH

TimeSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management, LLC

Northstar Capital Management LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors, Inc.

MONEY MARKET (FREMONT)

333 Global Advisers LLC*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD

A description of the policies and procedures each Fund uses to vote its proxies is available; (i) without charge, upon request, by calling 800.385.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.385.3879 or visit the SEC Web site www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on SEC’s website www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

www.managersinvest.com

SEMI - ANNUAL REPORT

The Managers Funds

April 30, 2005

•	Managers Freemont Micro-Cap Fund

MANAGERS FREMONT MICRO-CAP FUND

(formerly Fremont U.S. Micro-Cap Fund)

Semi-Annual Report

April 30, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Summary of Industry Weightings and Top Ten Holdings	4
Schedule of Portfolio Investments	5

Financial Statements:
Statement of Assets and Liabilities	8
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts
Statement of Operations	9
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statement of Changes in Net Assets	10
Detail of changes in Fund assets for the past two fiscal periods

Financial Highlights	11
Net asset value per share, total return, expense ratios, turnover ratio and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder,

Welcome again to The Managers Funds. The past few months since the acquisition of the Fremont Funds have been very busy. Our new San Francisco office is staffed almost entirely by former Fremont employees who are working hard with their new colleagues on your behalf. In general, the integration of our two firms has proceeded more smoothly than I had anticipated.

As you may know, in April Managers Investment Group launched a new Web site at www.managersinvest.com. The new site provides you with expanded information on The Managers Funds, especially the people, philosophy and process behind each of the Funds. We invite you to visit the site and bookmark it for future reference.

I am pleased to report that on March 22, 2005, The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards recognize fund families that deliver consistently strong relative performance for their fund shareholders. The Lipper Fund Award 2005 that we received was given for our performance last year, before the Fremont Funds joined our fund family.

The Managers Funds was honored for the performance of six of our fixed income funds, including U.S. and foreign corporate, high yield, short- and long-duration, and government bond funds. In the fixed income asset class, The Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award were: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond), and Managers Short Duration Government (Ultra-short Bond).

Also, in May our Managers Bond Fund, subadvised by Dan Fuss of Loomis Sayles, was given the Standard & Poor’s/BusinessWeek Excellence in Fund Management Award, developed for fund managers who have “proven histories of strong fund management anchored by track records of consistently sound returns” (see www.standardandpoors.com).

Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit www.managersinvest.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
The Managers Funds

1

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During the Period*
Managers Fremont Micro-Cap Fund
Based on Actual Fund Return	1.57%	$1,000	$979	$7.70
Based on Hypothetical 5% Annual Return	1.57%	$1,000	$1,017	$7.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

2

Managers Fremont Micro-Cap Fund Performance (unaudited)

All periods ended April 30, 2005

		Average Annual Total Returns (1)
	Six Months	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Managers Fremont Micro-Cap(2)	(2.08)%	(6.19)%	1.67%	(3.01)%	16.68%	16.70%	Jun.’94

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

(2)	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3

Managers Fremont Micro-Cap Fund

Summary of Fund Information (unaudited)

April 30, 2005

Summary of Industry Weightings

Major Sectors	Percentage of Net Assets	Percentage of Russell 2000 Growth Index
Information Technology	50.4%	25.0%
Health Care	16.7	21.0
Industrials	13.0	13.4
Consumer Discretionary	9.1	17.4
Materials	2.0	3.5
Financials	0.7	9.7
Energy	0.0	6.3
Consumer Staples	0.0	2.5
Telecommunication Services	0.0	1.1
Other	8.1	0.1

	100.0%	100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
ATMI, Inc.*	4.0%
Gymboree Corp.*	2.9
OraSure Technologies, Inc.	2.9
Regeneration Technologies, Inc.*	2.9
Terayon Communication Systems, Inc.	2.8
Trident Microsystems, Inc.	2.7
Anaren Microwave, Inc.*	2.6
Integral Systems, Inc.	2.5
Clean Harbors, Inc.	2.5
NeoPharm, Inc.	2.5

Top Ten as a Group	28.3%

*	Top Ten Holding at October 31, 2004

4

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 91.9%
Consumer Discretionary - 9.1%
Alloy Inc.*	2,132,700	[1]	$9,874,401
Celebrate Express, Inc.*	264,500		3,763,835
Goody’s Family Clothing, Inc.	328,900		2,713,425
Gymboree Corp.*	1,056,000		12,070,080
Harris Interactive Inc.*	674,000		2,803,840
IMPCO Technologies, Inc.*	390,800		1,234,928
Rocky Shoes & Boots, Inc.*	123,800		3,316,478
Texas Roadhouse, Inc., Class A*	70,700	[1]	1,839,614
Total Consumer Discretionary			37,616,601
Financials - 0.7%
Cash Systems, Inc.*	349,900	[1]	2,708,226
Health Care - 16.7%
AngioDynamics, Inc.*	249,400		4,299,656
Arthrocare Corp.*	241,700	[1]	7,101,146
Cepheid,Inc.*	367,200	[1]	3,290,112
Conceptus Inc.*	302,700	[1]	1,849,497
Cotherix, Inc.*	75,100		368,741
DexCom, Inc.	130,700	[1]	1,307,000
Eclipsys Corp.*	318,000	[1]	4,296,180
Emageon, Inc.*	56,900		897,313
Harvard Bioscience, Inc.*	755,000		2,838,800
ICON PLC*	63,500		2,110,461
Intuitive Surgical, Inc.*	65,500	[1]	2,812,570
NeoPharm, Inc.*,[4]	1,240,020	[1]	10,354,167
OraSure Technologies, Inc.*	1,502,600		11,960,696
Regeneration Technologies, Inc.*	1,289,200		11,847,748
Vital Images, Inc.*	230,700	[1]	3,315,159
Total Health Care			68,649,246
Industrials - 13.0%
Aaon, Inc.*	504,700		9,220,869
Allied Defense Group, Inc., The*	90,300		2,257,500
Clean Harbors, Inc.*	625,800	[1]	10,388,280
CoStar Group, Inc.*	248,600	[1]	9,832,130
Insituform Technologies, Inc.*	282,900	[1]	4,218,039
KVH Industries, Inc.*	723,000	[1]	7,230,000
Nuco2, Inc.*	44,800		1,099,840
TRC Companies, Inc.*	284,700		3,934,554
TVI Corp.*	1,072,400		5,362,000
Total Industrials			53,543,212

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 50.4%
Actel Corp.*	375,600		$5,269,668
Aladdin Knowledge Systems, Ltd.*	200,500	[1]	4,108,245
Anaren Microwave, Inc.*,4	1,113,400	[1]	10,833,382
ASM International NV*	140,800	[1]	1,895,168
ATMI, Inc.*	717,900	[1]	16,450,678
AudioCodes, Ltd.*	769,400	[1]	7,470,874
Audiovox Corp., Class A*	198,400	[1]	2,710,144
Blue Coat Systems, Inc.*	171,500	[1]	2,469,600
Centra Software, Inc.*	547,700		1,243,279
Ceragon Networks, Ltd.*,4	1,930,700		8,398,545
Equinix, Inc.*	183,700	[1]	6,425,826
Exfo Electro-Optical Engineering Inc.*,4	1,574,500		6,408,215
Formfactor, Inc.*	56,100	[1]	1,281,324
Greenfield Online, Inc.*	312,600	[1]	5,633,052
Hi/Fn, Inc.*	463,600		2,814,052
Identix, Inc.*	1,948,768	[1]	10,308,983
Infocrossing, Inc.*	204,000	[1]	3,355,800
infoUSA, Inc.*	330,500		3,628,890
Integral Systems, Inc.	498,500	[1]	10,408,680
Intevac, Inc.*	780,700		6,682,792
Kanbay International, Inc.*	185,900		3,342,482
Lionbridge Technologies, Inc.*	683,800		2,906,150
Mobility Electronics, Inc.*	537,400		4,170,224
MRO Software, Inc.*	321,900		4,117,101
Nanometrics, Inc.*	159,400	[1]	1,641,820
Netscout Systems, Inc.*	1,087,500		4,007,438
OPNET Technologies, Inc.*	519,800		4,049,242
Optibase Ltd.*	446,100		2,203,734
Pervasive Software Inc.*	556,500		2,571,030
Power Integrations, Inc.*	125,200	[1]	2,723,100
PowerDsine Ltd.*	435,400	[1]	3,461,430
Rae Systems Inc.*	2,231,900	[1]	6,249,320
RightNow Technologies, Inc.*	186,000	[1]	1,659,120
Rimage Corp.*	136,600		2,738,830
RIT Technologies Ltd.*,4	1,144,500	[1]	2,952,810
Sirenza Microdevices, Inc.*	1,435,800		3,761,796
Stratasys, Inc.*	148,300	[1]	4,011,515
SupportSoft, Inc.*	411,900		1,956,525
Terayon Communication Systems, Inc.*,4	3,917,300		11,399,343
Terremark Worldwide, Inc.*	7,406,900		4,444,140
Trident Microsystems, Inc.*	661,900	[1]	11,272,157

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
Woodhead Industries, Inc.	318,800		$3,701,268
Total Information Technology			207,137,772
Materials - 2.0%
Calgon Carbon Corp.	740,000	[1]	6,386,200
Northern Technologies International Corp.[4]	330,450		1,784,430
Total Materials			8,170,630
Total Common Stocks (cost $398,281,598)			377,825,687
Other Investment Companies - 26.8%[2]
Bank of New York Institutional Cash Reserves Fund, 2.97%[3]	77,215,010		77,215,010
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.74%	17,919,946		17,919,946
Vanguard Prime Money Market Fund, Institutional Class Shares, 2.79%	15,030,529		15,030,529
Total Other Investment Companies (cost $110,165,485)			110,165,485
Total Investments - 118.7% (cost $508,447,083)			487,991,172
Other Assets, less Liabilities - (18.7)%			(76,774,905)
Net Assets - 100.0%			$411,216,267

Note:	Based on the cost of investments of $508,416,554 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $42,076,734 and $62,532,645, respectively, resulting in net unrealized depreciation of investments of $20,455,911.

*	Non-income-producing securities.

[1]	Some or all of these shares, amounting to a market value of $74,261,347, or 18.1% of net assets, were out on loan to various brokers.

[2]	Yield shown for an investment company represents the April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Affiliated Company- See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Micro-Cap Fund

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments at value (including securities on loan valued at $74,261,347)	$487,991,172
Receivable for investments sold	3,751,173
Receivable for Fund shares sold	74,261
Dividends and other receivables	67,097
Prepaid expenses	20,335

Total assets	491,904,038

Liabilities:
Payable to Custodian	21,101
Payable for investments purchased	2,248,477
Payable for Fund shares repurchased	622,621
Payable upon return of securities loaned	77,215,010
Accrued expenses:
Investment advisory and management fees	275,820
Administrative fees	88,975
Other	215,767

Total liabilities	80,687,771

Net Assets	$411,216,267

Shares outstanding	15,069,972

Net asset value, offering and redemption price per share	$27.29

Net Assets Represent:
Paid-in capital	$498,820,266
Undistributed net investment loss	(2,985,813)
Accumulated net realized loss from investments	(64,162,275)
Net unrealized depreciation of investments	(20,455,911)

Net Assets	$411,216,267

Investments at cost	$508,447,083

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Micro-Cap Fund

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Investment Income:
Dividend income	$782,717
Securities lending fees	64,745

Total investment income	847,462

Expenses:
Investment advisory and management fees	3,104,384
Administrative fees	341,883
Transfer agent fees	312,190
Custodian fees	21,101
Professional fees	23,153
Registration fees	5,872
Trustees fees and expenses	10,539
Reports to shareholders	13,196
Miscellaneous	957

Total expenses	3,833,275

Net investment loss	(2,985,813)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	39,458,273
Net unrealized depreciation of investments	(39,126,630)

Net realized and unrealized gain	331,643

Net Decrease in Net Assets Resulting from Operations	$(2,654,170)

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Micro-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005 (unaudited)	For the fiscal year ended October 31, 2004
Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(2,985,813)	$(7,827,000)
Net realized gain on investments	39,458,273	98,930,000
Net unrealized depreciation of investments	(39,126,630)	(96,203,000)

Net decrease in net assets resulting from operations	(2,654,170)	(5,100,000)

From Capital Share Transactions:
Proceeds from the sale of shares	26,553,675	87,508,000
Cost of shares repurchased	(103,210,238)	(165,558,000)

Net decrease from capital share transactions	(76,656,563)	(78,050,000)

Total decrease in net assets	(79,310,733)	(83,150,000)

Net Assets:
Beginning of period	490,527,000	573,677,000

End of period	$411,216,267	$490,527,000

End of period undistributed net investment loss	$(2,985,813)	$—

Share Transactions:
Sale of shares	883,126	3,010,000
Shares repurchased	(3,417,996)	(5,790,000)

Net decrease in shares	(2,534,870)	(2,780,000)

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$27.86		$28.14	$18.43	$25.22	$34.99	$28.36

Income from Investment Operations:
Net investment income (loss)	(0.20)		(0.44)	(0.33)	(0.35)	(0.13)	0.02
Net realized and unrealized gain (loss) on investments	(0.37)		0.16	10.04	(6.44)	(6.69)	13.03

Total from investment operations	(0.57)		(0.28)	9.71	(6.79)	(6.82)	13.05

Less Distributions to Shareholders from:
Net investment income	—		—	—	—	—	(0.02)
Net realized gain on investments	—		—	—	—	(2.95)	(6.40)

Total distributions to shareholders	—		—	—	—	(2.95)	(6.42)

Net Asset Value, End of Period	$27.29		$27.86	$28.14	$18.43	$25.22	$34.99

Total Return (a)	(2.08	)%(c)	(1.00)%	52.69%	(26.92)%	(20.05)%	46.07%

Ratio of net operating expenses to average net assets (b)	1.57	%(d)	1.62%	1.64%	1.61%	1.60%	1.57%
Ratio of net investment income (loss) to average net assets (a)	(1.23	)%(d)	(1.41)%	(1.47)%	(1.33)%	(0.47)%	0.06%
Portfolio turnover	37	% (c)	83%	105%	68%	90%	117%
Net assets at end of period (000’s omitted)	$411,216		$490,527	$573,677	$401,068	$600,259	$825,973

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

11

Managers Fremont Micro-Cap Fund

Notes to Financial Statements (unaudited)

April 30, 2005

(1) Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Micro-Cap Fund (the “Fund”), formerly Fremont U.S. Micro-Cap Fund (the “Predecessor Fund”).

At the close of business on January 14, 2005, the Fund was re-organized from a series of Fremont Mutual Funds, Inc. into Managers Fremont Micro-Cap Fund, a series of Managers Trust I.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per

12

Notes to Financial Statements (continued)

share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund may participate in a directed brokerage program where certain portfolio trades are directed to various brokers who pay a portion of the Fund’s expenses. For the six months ended April 30, 2005 no trades were directed under this program.

In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For six months ended April 30, 2005, the custodian expense was not reduced. (Prior to January 15, 2005, the Predecessor Fund participated in a similar program offered by State Street Bank).

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2006, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.98% of the Fund’s average daily net assets.

As of January 15, 2005, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. [Prior to January 15, 2005, the Fund had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”)].

13

Notes to Financial Statements (continued)

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

(f) Capital Loss Carryovers

As of April 30, 2005, the Fund had accumulated a net realized capital loss carryover of $89,487,756. This amount may be used to offset realized capital gains, if any, through October 31, 2010.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three own collectively 64%.

(h) Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and

14

Notes to Financial Statements (continued)

sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005 under which the Investment Manager provides or oversees investment management services to the Funds. (Prior to January 15, 2005, the Predecessor Fund had a Unitary Fee Agreement with FIA under which the Predecessor Fund paid FIA 2.50% of the first $30 million, 2.00% of the next $70 million, and 1.50% of the balance over $100 million of average net assets per annum. FIA, in turn, was obliged to pay all of the expenses of the Predecessor Fund). The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2005, was 1.00%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. During the period January 15, 2005 through April 30, 2005, the Fund paid a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor based on the relative net assets of such Funds. The Trust has an additional Independent Trustee who is paid an annual retainer of $30,000 plus $2,000 for each meeting attended. The fee is only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $10,539 for the period January 15, 2005

15

Notes to Financial Statements (continued)

through April 30, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex, since January 15, 2005 and the amount paid from the Predecessor Fund from November 1, 2004 through January 14, 2005 to the Trustees of the Fremont Mutual Funds, Inc.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the Predecessor Fund had a similar distribution agreement with Quasar Distributors, LLC).

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005, were $161,873,158 and $200,441,163, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6) Line of Credit

Prior to January 15, 2005 the Predecessor Fund had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, the Predecessor Fund’s borrowings could not exceed 20% of the Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the

16

Notes to Financial Statements (continued)

unused balance of the LOC and the Predecessor Fund’s portion of this fee for the period November 1, 2004 through January 14, 2005, equaled $1,330. The LOC was terminated at the close of business on January 14, 2005.

(7) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2005, with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Anaren Microwave, Inc.	—	—	—	$10,833,382
Ceragon Networks, Ltd.	—	$1,639,337	—	8,398,545
Exfo Electro-Optical Engineering Inc.	$71,466	—	—	6,408,215
NeoPharm, Inc.	531,662	946,561	—	10,354,167
Northern Technologies International Corp.	—	—	$23,132	1,784,430
RIT Technologies Ltd.	848,474	348,587	—	2,952,810
Terayon Communication Systems, Inc.	9,833,728	—	—	11,399,343

Totals	$11,285,330	$2,934,485	$23,132	$52,130,892

17

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Company, LLC

FIRST QUADRANT TAX-MANAGED EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J .P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers LLC*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

The Managers Funds

April 30, 2005

•	Managers Fremont Institutional Micro-Cap Fund

MANAGERS FREMONT INSTITUTIONAL

MICRO-CAP FUND

(formerly Fremont U.S. Institutional Micro-Cap Fund)

Semi-Annual Report

April 30, 2005

(unaudited)

Begins on Page
Letter to Shareholders	1
About Your Fund’s Expenses	2
Fund Performance	3
Summary of Industry Weightings and Top Ten Holdings	4
Schedule of Portfolio Investments	5

Financial Statements:
Statement of Assets and Liabilities	8
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts
Statement of Operations	9
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period
Statement of Changes in Net Assets	10
Detail of changes in Fund assets for the past two fiscal periods

Financial Highlights	11
Net asset value per share, total return, expense ratios, turnover ratio and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management amd affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder,

Welcome again to The Managers Funds. The past few months since the acquisition of the Fremont Funds have been very busy. Our new San Francisco office is staffed almost entirely by former Fremont employees who are working hard with their new colleagues on your behalf. In general, the integration of our two firms has proceeded more smoothly than I had anticipated.

As you may know, in April Managers Investment Group launched a new Web site at www.managersinvest.com. The new site provides you with expanded information on The Managers Funds, especially the people, philosophy and process behind each of the Funds. We invite you to visit the site and bookmark it for future reference.

I am pleased to report that on March 22, 2005, The Managers Funds was named Best Fixed Income Group in the smaller fund family category by Lipper, the mutual fund research and analysis company. The Lipper Fund Awards recognize fund families that deliver consistently strong relative performance for their fund shareholders. The Lipper Fund Award 2005 that we received was given for our performance last year, before the Fremont Funds joined our fund family.

The Managers Funds was honored for the performance of six of our fixed income funds, including U.S. and foreign corporate, high yield, short- and long-duration, and government bond funds. In the fixed income asset class, The Managers Funds competed with 78 other eligible smaller fund groups to win the award.

The Managers Funds cited by the Lipper Fund Award were: Managers Bond (Long-Term Bond), Managers Fixed Income (Intermediate-Term Bond), Managers Global Bond (World Bond), Managers High Yield (High Yield Bond), Managers Intermediate Duration Government (Short-Term Government Bond), and Managers Short Duration Government (Ultra-short Bond).

Also, in May our Managers Bond Fund, subadvised by Dan Fuss of Loomis Sayles, was given the Standard & Poor’s/BusinessWeek Excellence in Fund Management Award, developed for fund managers who have “proven histories of strong fund management anchored by track records of consistently sound returns” (see www.standardandpoors.com).

Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit www.managersinvest.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President The Managers Funds

1

About Your Fund’s Expenses (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund, so you can compare these costs with those of other mutual funds. The examples are based on an investment in the Fund of $1,000 made at the beginning of the most recent fiscal period and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund return: This helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the actual expenses paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return: This helps you compare the Fund’s costs with those of other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. It assumes that the Fund had a return of 5% and that the expense ratio is unchanged. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended April 30, 2005	Expense Ratio	Beginning Account Value 10/31/2004	Ending Account Value 4/30/2005	Expenses Paid During the Period*
Managers Fremont Institutional Micro-Cap
Based on Actual Fund Return	1.35%	$1,000	$981	$6.63
Based on Hypothetical 5% Annual Return	1.35%	$1,000	$1,018	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

You can find more information about the Fund’s expenses, including annual expense ratios for the past fiscal periods, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

2

Managers Fremont Institutional Micro-Cap Fund Performance

All periods ended April 30, 2005 (unaudited)

		Average Annual Total Returns (1)
	Six Months	1 Year	3 Years	5 Years	Since Inception	Inception Date

Managers Fremont Institutional Micro-Cap(2)	(1.87)%	(5.58)%	2.20%	(2.19)%	12.57%	Aug. ‘97

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

(1)	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

(2)	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

3

Managers Fremont Institutional Micro-Cap Fund

Summary of Fund Information (unaudited)

April 30, 2005

Summary of Industry Weightings

Major Sectors	Percentage of Net Assets	Percentage of Russell 2000 Growth Index
Information Technology	50.6%	25.0%
Health Care	16.3	21.0
Industrials	13.2	13.4
Consumer Discretionary	8.8	17.4
Materials	1.8	3.5
Financials	0.6	9.7
Energy	0.0	6.3
Consumer Staples	0.0	2.5
Telecommunication Services	0.0	1.1
Other	8.7	0.1

	100.0%	100.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
ATMI, Inc.*	4.0%
OraSure Technologies, Inc.	2.9
Gymboree Corp.*	2.8
Regeneration Technologies, Inc.	2.8
Terayon Communication Systems, Inc.	2.7
Trident Microsystems, Inc.	2.7
Integral Systems, Inc.	2.5
NeoPharm, Inc.	2.5
Identix, Inc.	2.5
Clean Harbors, Inc.	2.4

Top Ten as a Group	27.8%

*	Top Ten Holding at October 31, 2004

4

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2005 (unaudited)

	Shares		Value
Common Stocks - 91.3%
Consumer Discretionary - 8.8%
Alloy Inc.*	1,632,600	[1]	$7,558,938
Celebrate Express, Inc.*	194,300		2,764,889
Goody’s Family Clothing, Inc.	240,700		1,985,775
Gymboree Corp.*	768,400		8,782,812
Harris Interactive Inc.*	470,600	[1]	1,957,696
IMPCO Technologies, Inc.*	270,700		855,412
Rocky Shoes & Boots, Inc.*	90,900		2,435,120
Texas Roadhouse, Inc., Class A*	51,900	[1]	1,350,438
Total Consumer Discretionary			27,691,080
Financials - 0.7%
Cash Systems, Inc.*	265,600	[1]	2,055,744
Health Care - 16.3%
AngioDynamics, Inc.*	188,400		3,248,016
Arthrocare Corp.*	181,800	[1]	5,341,284
Cepheid,Inc.*	250,300	[1]	2,242,688
Conceptus Inc.*	222,900	[1]	1,361,919
Cotherix, Inc.*	56,600		277,906
DexCom, Inc.*	100,200		1,002,000
Eclipsys Corp.*	239,600	[1]	3,236,996
Emageon, Inc.*	42,700		673,379
Harvard Bioscience, Inc.*	547,200		2,057,472
ICON PLC*	47,800		1,588,662
Intuitive Surgical, Inc.*	50,200	[1]	2,155,588
NeoPharm, Inc.*	941,841	[1]	7,864,372
OraSure Technologies, Inc.*	1,129,700		8,992,412
Regeneration Technologies, Inc.*	952,500	[1]	8,753,475
Vital Images, Inc.*	173,100	[1]	2,487,447
Total Health Care			51,283,616
Industrials - 13.2%
Aaon, Inc.*	381,900		6,977,313
Allied Defense Group, Inc., The*	68,500		1,712,500
Clean Harbors, Inc.*	464,400	[1]	7,709,040
CoStar Group, Inc.*	189,600	[1]	7,498,680
Insituform Technologies, Inc.*	232,500	[1]	3,466,575
KVH Industries, Inc.*	643,700	[1]	6,437,000
Nuco2, Inc.*	34,200		839,610
TRC Companies, Inc.*	214,000		2,957,480
TVI Corp.*	814,500		4,072,500
Total Industrials			41,670,698

The accompanying notes are an integral part of these financial statements.

5

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 50.5%
Actel Corp.*	274,600	[1]	$3,852,638
Aladdin Knowledge Systems, Ltd.*	152,700	[1]	3,128,823
Anaren Microwave, Inc.*	727,800		7,081,494
ASM International NV*	108,100	[1]	1,455,026
ATMI, Inc.*	554,400	[1]	12,704,076
AudioCodes, Ltd.*	672,000	[1]	6,525,120
Audiovox Corp., Class A*	149,200	[1]	2,038,072
Blue Coat Systems, Inc.*	129,700	[1]	1,867,680
Centra Software, Inc.*	401,200		910,724
Ceragon Networks, Ltd.*,4	1,445,100		6,286,185
Equinix, Inc.*	138,000	[1]	4,827,240
Exfo Electro-Optical Engineering Inc.*	1,139,800		4,638,986
Formfactor, Inc.*	22,300	[1]	509,332
Greenfield Online, Inc.*	235,300	[1]	4,240,106
Hi/Fn, Inc.*	348,000		2,112,360
Identix, Inc.*	1,470,667	[1]	7,779,828
Infocrossing, Inc.*	150,100	[1]	2,469,145
infoUSA, Inc.*	252,400		2,771,352
Integral Systems, Inc.	382,500		7,986,600
Intevac, Inc.*	685,100		5,864,456
Kanbay International, Inc.*	134,800		2,423,704
Lionbridge Technologies, Inc.*	475,500		2,020,875
Mobility Electronics, Inc.*	484,200		3,757,392
MRO Software, Inc.*	245,900	[1]	3,145,061
Nanometrics, Inc.*	118,000	[1]	1,215,400
Netscout Systems, Inc.*	805,600		2,968,636
OPNET Technologies, Inc.*	398,900		3,107,431
Optibase Ltd.*	325,000		1,605,500
Pervasive Software Inc.*	399,100		1,843,842
Power Integrations, Inc.*	94,300	[1]	2,051,025
PowerDsine Ltd.*	416,900	[1]	3,314,355
Rae Systems Inc.*	1,938,500	[1]	5,427,800
RightNow Technologies, Inc.*	141,300	[1]	1,260,396
Rimage Corp.*	126,100		2,528,305
RIT Technologies Ltd.*,4	872,300	[1]	2,250,534
Sirenza Microdevices, Inc.*	1,066,600		2,794,492
Stratasys, Inc.*	112,000	[1]	3,029,600
SupportSoft, Inc.*	298,500		1,417,875
Terayon Communication Systems, Inc.*	2,971,700		8,647,648
Terremark Worldwide, Inc.*	6,964,000	[1]	4,178,400
Trident Microsystems, Inc.*	507,250	[1]	8,638,468

The accompanying notes are an integral part of these financial statements.

6

Managers Fremont Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology (continued)
Woodhead Industries, Inc.	235,900		$2,738,799
Total Information Technology			159,414,781
Materials - 1.8%
Calgon Carbon Corp.	545,200	[1]	4,705,076
Northern Technologies International Corp.[4]	196,900		1,063,260
Total Materials			5,768,336
Total Common Stocks (cost $299,702,383)			287,884,255
Other Investment Companies - 29.7%[2]
Bank of New York Institutional Cash Reserves Fund, 2.97%[3]	66,604,574		66,604,574
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 2.74%	17,039,715		17,039,715
Vanguard Prime Money Market Fund, Institutional Class Shares, 2.79%	10,020,353		10,020,353
Total Other Investment Companies (cost $93,664,642)			93,664,642
Total Investments - 121.0% (cost $393,367,025)			381,548,897
Other Assets, less Liabilities - (21.0)%			(66,345,378)
Net Assets - 100.0%			$315,203,518

Note:	Based on the cost of investments of $393,367,025 for Federal income tax purposes at April 30, 2005, the aggregate gross unrealized appreciation and depreciation were $31,470,087 and $43,288,215, respectively, resulting in net unrealized depreciation of investments of $11,818,128.

*	Non-income-producing securities.

[1]	Some or all of these shares, amounting to a market value of $63,568,329, or 20.2% of net assets, were out on loan to various brokers.

[2]	Yield shown for an investment company represents the April 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Affiliated Company- See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

Managers Fremont Institutional Micro-Cap Fund

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:
Investments at value (including securities on loan valued at $63,568,329)	$381,548,897
Cash	115,259
Receivable for investments sold	2,959,143
Receivable for Fund shares sold	90,511
Dividends and other receivables	55,722
Prepaid expenses	3,394

Total assets	384,772,926

Liabilities:
Payable to Custodian	3,519
Payable for investments purchased	1,801,518
Payable for Fund shares repurchased	602,976
Payable upon return of securities loaned	66,604,574
Accrued expenses:
Investment advisory and management fees	271,615
Administrative fees	68,174
Other	217,032

Total liabilities	69,569,408

Net Assets	$315,203,518

Shares outstanding	22,903,344

Net asset value, offering and redemption price per share	$13.76

Net Assets Represent:
Paid-in capital	$309,252,719
Undistributed net investment loss	(1,771,493)
Accumulated net realized gain from investments	19,540,419
Net unrealized depreciation of investments	(11,818,127)

Net Assets	$315,203,518

Investments at cost	$393,367,024

The accompanying notes are an integral part of these financial statements.

8

Managers Fremont Institutional Micro-Cap Fund

Statement of Operations

For the six months ended April 30, 2005 (unaudited)

Investment Income:
Dividend income	$648,651
Securities lending fees	32,968

Total investment income	681,619

Expenses:
Investment advisory and management fees	1,819,276
Administrative fees	376,298
Insurance	160,696
Transfer agent fees	84,160
Custodian fees	25,147
Professional fees	28,784
Registration fees	36,324
Trustees fees and expenses	12,363
Reports to shareholders	5,150
Miscellaneous	2,079

Total expenses before offsets	2,550,277

Less: Expense reimbursements	(100,024)

Net expenses	2,450,253

Net investment loss	(1,768,634)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,384,690
Net unrealized depreciation of investments	(31,755,366)

Net realized and unrealized loss	(1,370,676)

Net Decrease in Net Assets Resulting from Operations	$(3,139,310)

The accompanying notes are an integral part of these financial statements.

9

Managers Fremont Institutional Micro-Cap Fund

Statement of Changes in Net Assets

	For the six months ended April 30, 2005	For the fiscal year ended October 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets
From Operations:
Net investment loss	$(1,768,634)	$(4,246,000)
Net realized gain on investments	30,384,690	68,675,000
Net unrealized depreciation of investments	(31,755,366)	(66,457,000)

Net decrease in net assets resulting from operations	(3,139,310)	(2,028,000)

Distributions to Shareholders:
From net investment income	(2,859)	—
From net realized gain on investments	(12,361,161)	—

Total distributions to shareholders	(12,364,020)	—

From Capital Share Transactions:
Proceeds from the sale of shares	25,581,077	111,889,000
Reinvestment of dividends and distributions	11,637,724	—
Cost of shares repurchased	(64,522,790)	(143,512,000)

Net decrease from capital share transactions	(27,303,989)	(31,623,000)

Total decrease in net assets	(42,807,319)	(33,651,000)

Net Assets:
Beginning of period	358,010,837	391,662,000

End of period	$315,203,518	$358,011,000

End of period undistributed net investment loss	$(1,771,493)	$—
Share Transactions:
Sale of shares	1,676,701	7,416,000
Shares issued in connection with reinvestment of dividends and distributions	742,276	—
Shares repurchased	(4,214,633)	(9,694,000)

Net decrease in shares	(1,795,656)	(2,278,000)

The accompanying notes are an integral part of these financial statements.

10

Managers Fremont Institutional Micro-Cap Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2005 (unaudited)		For the fiscal year ended October 31,
			2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$14.49		$14.52	$9.50	$12.98	$17.37	$13.68

Income from Investment Operations:
Net investment income (loss)	(0.08)		(0.17)	(0.13)	(0.11)	(0.01)	0.06
Net realized and unrealized gain (loss) on investments	(0.13)		0.14	5.15	(3.37)	(3.08)	8.19

Total from investment operations	(0.21)		(0.03)	5.02	(3.48)	(3.09)	8.25

Less Distributions to Shareholders from:
Net investment income	—		—	—	—	—	(0.06)

Net realized gain on investments	(0.52)		—	—	—	(1.30)	(4.50)

Net Asset Value, End of Period	$13.76		$14.49	$14.52	$9.50	$12.98	$17.37

Total Return (a)	(1.87	)%(c)	(0.21)%	52.84%	(26.81)%	(18.13)%	60.36%

Ratio of net operating expenses to average net assets (b)	1.35	%(d)	1.30%	1.30%	1.29%	1.25%	1.25%
Ratio of total expenses to average net assets	1.41	%(d,e)	1.30%	1.30%	1.29%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets (a)	(0.97)	%(d)	(1.09)%	(1.12)%	(0.96)%	(0.06)%	0.30%
Portfolio turnover	42	%(c)	87%	119%	64%	85%	123%
Net assets at end of period (000’s omitted)	$315,204		$358,011	$391,662	$253,297	$286,408	$241,654

(a)	Total returns and net investment income would have been lower had certain expenses not been reduced.

(b)	After expense offsets. (See Note 1(c) of “Notes to Financial Statements.”)

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1(c) of “Notes to Financial Statements.”)

11

Managers Fremont Institutional Micro-Cap Fund

Notes to Financial Statements (unaudited)

April 30, 2005

(1) Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report is the Managers Fremont Institutional Micro-Cap Fund (the “Fund”), formerly Fremont Institutional U.S. Micro-Cap Fund, (the “Predecessor Fund”).

At the close of business on January 14, 2005, the Fund was re-organized from a series of Fremont Mutual Funds, Inc., into the Managers Fremont Institutional Micro-Cap Fund, a series of Managers Trust I.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments

Equity securities traded on a domestic securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. Under certain circumstances, the value of the Fund investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

12

Notes to Financial Statements (continued)

Investments in other regulated investment companies are valued at their end of day net asset value per share, except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund may participate in a directed brokerage program where certain portfolio trades are directed to various brokers who pay a portion of the Fund’s expenses. For the six months ended April 30, 2005 no trades were directed under this program.

In addition, the Fund has a “balance credit” arrangement with The Bank of New York (“BNY”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged the Fund. For six months ended April 30, 2005, the custodian expense was not reduced. (Prior to January 15, 2005, the Predecessor Fund participated in a similar program offered by State Street Bank).

Managers Investment Group LLC (formerly The Managers Funds LLC) (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for the Fund, has contractually agreed, through at least March 1, 2006, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.35% of the Fund’s average daily net assets.

As of January 15, 2005, the Fund may be obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated percentages of that Fund’s average daily net assets. [Prior to January 15, 2005, the Fund had a similar expense reimbursement agreement with the former Investment Advisor, Fremont Investment Advisors, Inc. (“FIA”)]. For six months ended April 30, 2005, the Fund made such repayments to the Investment Manager in the amount of $5.

13

Notes to Financial Statements (continued)

At April 30, 2005, the cumulative amount of expense reimbursement by the Manager subject to repayment by the Fund equaled $1,010.

(d) Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

(f) Capital Loss Carryovers

As of April 30, 2005, the Fund had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

(g) Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2005, certain unaffiliated shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two own collectively 56%.

(h) Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

14

Notes to Financial Statements (continued)

(i) Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement dated January 15, 2005 under which the Investment Manager provides or oversees investment management services to the Funds. (Prior to January 15, 2005, the Predecessor Fund had a similar Investment Management Agreement with FIA). The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors the subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets for the six months ended April 30, 2005, was 1.00%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which Managers Investment Group LLC serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. For its services, the Administrator is paid a fee at the rate of 0.25% per annum. Prior to January 15, 2005, the Predecessor Fund had a similar administration agreement with FIA at an annual rate of 0.20% per annum. During the period November 1, 2004 through January 14, 2005, the Predecessor Fund paid administration fees of $125,334. During the period January 15, 2005 through April 30, 2005, the Fund paid administration fees of $250,964.

The aggregate annual retainer paid to each Independent Trustee for all Trusts in the Fund family is $52,000, plus $2,000 for each meeting attended. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group

15

Notes to Financial Statements (continued)

LLC serves as the Advisor based on the relative net assets of such Funds. The Trust has an additional Independent Trustee who is paid an annual retainer of $30,000 plus $2,000 for each meeting attended. The fee is only allocated amongst the Funds in the Trust based on the relative net assets of each Fund. The Independent Chairman of the Trusts receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements amounting to $12,363 for the six months ended April 30, 2005 represents the Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex since January 15, 2005, and the amount paid from the Predecessor Fund from November 1, 2004 through January 14, 2005 to the Trustees of the Fremont Mutual Funds, Inc.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor. The Distributor serves as the principal underwriter for the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. (Prior to January 15, 2005, the Predecessor Fund had a similar distribution agreement with Quasar Distributors, LLC).

(3) Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2005, were $134,006,838 and $145,460,748, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

Notes to Financial Statements (continued)

(6) Line of Credit

Prior to January 15, 2005 the Predecessor Fund had a Line of Credit Arrangement (“LOC”) with State Street Bank and Trust Company (“SSB”). Under the terms of the LOC, the Predecessor Fund’s borrowings could not exceed 20% of the Fund’s net assets and the combined borrowings of all the former Fremont Funds could not exceed the $40 million cap on the total line of credit. The interest rate paid on the LOC equaled SSB’s overnight federal funds rate as determined on each day at 11:00 a.m. Boston time plus 0.50% per annum. The former Fremont Funds paid a commitment fee of 0.09% of the unused balance of the LOC and the Predecessor Fund’s portion of this fee for the period November 1, 2004 through January 14, 2005, equaled $993. The LOC was terminated at the close of business on January 14, 2005.

(7) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2005, with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Ceragon Networks, Ltd.	—	$867,111	—	$6,286,185
Northern Technologies International Corp.	—	—	$13,783	1,063,260
RIT Technologies Ltd.	$858,047	32,462	—	2,250,534

Totals	$858,047	$899,573	$13,783	$9,599,979

17

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Bramwell Capital Management, Inc.

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX AGGRESSIVE GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Company, LLC

FIRST QUADRANT TAX-MANAGED

EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Bernstein Investment Research and Management

Lazard Asset Management, LLC

Wellington Management Company LLP

INTERNATIONAL GROWTH

Wellington Management Company LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE-CAP

EQUITY

Renaissance Investment Management

RORER MID-CAP

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Kalmar Investment Advisers,Inc.

SPECIAL EQUITY

Donald Smith & Co.,Inc.

Kern Capital Management LLC

Skyline Asset Management,L.P.

Veredus Asset Management LLC

Westport Asset Management, Inc.

STRUCTURED CORE

First Quadrant, L.P.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers LLC*

Armstrong Shaw Associates Inc.

Bernstein Investment Research and Management

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company LLP

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE

TAX-FREE

Evergreen Investment Management, Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION

GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS )

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers LLC*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accomplained by an effective prospectus. To receieve a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC. 0330. For a complete list of the Fund’s portfolio holdings, view the most recent monthly holdings report, semiannual report, or annual report at www.managersinvest.com.

www.managersinvest .com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

Not applicable.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a	)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b	)	Internal Controls. There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	EXHIBITS

(a	)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 8, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: July 8, 2005